Registration Nos. 33-72212 & 811-8168

               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]

          Pre-Effective Amendment No.                       [   ]

          Post-Effective Amendment No. 17                   [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                              OF 1940                       [ X ]

                             Amendment No. 20 [ X ]

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
               (Exact Name of Registrant as Specified in Charter)

                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
                    (Address of Principal Executive Offices)

                                 (212) 697-6666
                         (Registrant's Telephone Number)

                                EDWARD M.W. HINES
                     Butzel Long, a professional corporation

                         380 Madison Avenue, 22nd Floor
                            New York, New York 10017
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

 ---
[___] immediately upon filing pursuant to paragraph (b)
[___] on (date) pursuant to paragraph (b)
[___] 60 days after filing pursuant to paragraph (a)(i)
[_X_] on April 30, 2010 pursuant to paragraph (a)(i)
[___] 75 days after filing pursuant to paragraph (a)(ii)
[___] on (date) pursuant to paragraph (a)(ii) of Rule 485.
[___] This post-effective amendment designates a new effective date for a previous post-effective amendment.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND


Summary Prospectus | April 30, 2010

Ticker:  Class A-ROCAX Class C-ROCCX  Class I-ROCIX  Class Y-ROCYX

   This summary prospectus is designed to provide investors with key Fund information in a clear and concise format. Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.aquilafunds.com. You can also get this information at no cost by calling 800-437-1020 (toll-free) or by sending an e-mail request to info@aquilafunds.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The Fund's prospectus and statement of additional information, both dated April 30, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

         The Fund's objective is capital appreciation. It seeks to achieve its objective through investment in securities (primarily common stock or other equity securities) of companies having a significant business presence in the general Rocky Mountain region of our country.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans" on page *** of the Fund's prospectus, "What are the sales charges for purchases of Class A Shares" on page *** of the prospectus and "Reduced Sales Charges for Certain Purchases of Class A Shares" on page *** of the prospectus.

TO BE UPDATED

Shareholder Fees (fees paid directly from your investment)

                                                                Class A             Class C          Class I          Class Y
                                                                Shares              Shares           Shares           Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                             4.25%               None             None             None
Maximum Deferred Sales Charge (Load) (as a
percentage of the lesser of redemption value or                 None                1.00%            None             None
purchase price)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends or Distributions (as a percentage of                  None                None             None             None
offering price)
Redemption Fees    (as a percentage of amount redeemed)         None                None             2.00%            2.00%
Exchange Fee                                                    None               None              None             None
Annual Fund Operating Expenses (Expenses that you
pay each year as a percentage of the value of your
investment)
Management Fee                                                  1.43%               1.43%            1.43%            1.43%
Distribution (12b-1) Fee                                        0.25%               0.75%            0.15%(1)         None
Other Expenses                                                  ____%               ____%            ____%            ____%
Acquired Fund Fees and Expenses                                 ____%               ____%            ____%            ____%
Total Annual Fund Operating Expenses                            ____%               ____%            ____%            ____%
Total Fee Waivers and/or Reimbursement(2)                       ____%               ____%            ____%            ____%
Net Annual Fund Operating Expenses (2)(3)                       ____%               ____%            ____%            ____%

(1) Current rate; up to 0.25% can be authorized by the Trustees.

(2) The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2010 through December 31, 2010 so that total Fund expenses will not exceed ____% for Class A Shares, ____% for Class C Shares, ____% for Class I Shares and ____% for Class Y Shares. The Manager has advised the Fund that it intends to continue to waive fees and/or reimburse Fund expenses thereafter for so long as may be necessary to keep the fund competitive.

(3) Net Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.



Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TO BE UPDATED:

                                 1 year               3 years               5 years                10 years
Class A Shares..........          $___                  $___                 $___                   $____
Class C Shares..........          $___                  $___                 $___                   $____
Class I Shares..........          $___                  $___                 $___                   $____
Class Y Shares..........          $___                  $___                 $___                   $____

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares........           $___                   $___                 $___                   $____

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. Since the turnover rate of the Fund will be affected by a number of factors, the Fund is unable to predict what rate the Fund will have in any particular period or periods, although such rate is not expected to exceed 60%. The factors which may affect the rate include (i) the possible necessary sales of portfolio securities to meet redemptions; and (ii) the possibility of purchasing or selling portfolio securities without regard to the length of time they have been held to attempt to take advantage of market opportunities and to avoid market declines. Short-term trading increases portfolio turnover and transaction costs.

Principal Investment Strategies

     We call the general area consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming the "Rocky Mountain Region." The Fund seeks to achieve its objective by investing primarily in equity securities of companies ("Rocky Mountain Companies") having a significant business presence in the Rocky Mountain Region. These are companies (i) whose principal executive offices are located in the Rocky Mountain Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region. Under normal circumstances the Fund will invest at least 80% of its assets in securities issued by such companies. In addition to common stocks, equity securities can include preferred stock and convertible fixed-income securities. In general, the Manager follows a combination of value and growth disciplines in investing. This is sometimes known as growth at a reasonable price or GARP investing.

Principal Risks
Loss of money is a risk of investing in the Fund.

     There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial condition and profitability of the underlying company. Smaller companies may experience different growth rates and higher failure rates than those of larger companies having longer operating histories.

        The Fund invests in companies varying widely in market capitalization, reflecting the different sizes of companies doing business in the Rocky Mountain Region. Although the Fund may invest in large capitalization companies, it is anticipated that the companies represented in the Fund's portfolio will be primarily those having market capitalization of middle to smaller size which the Manager believes offer the potential of capital appreciation due to their overall characteristics. These companies are comparatively less well known and may have less trading in their shares than larger companies. The prices of securities of such companies may be more volatile than the prices of securities of issuers which are more mature and have larger capitalizations and whose securities are more actively traded.

     Convertible fixed-income investments are subject to interest rate and credit risks.

        Because the Fund will invest most, and may invest all, of its assets in Rocky Mountain Companies, it may have less diversification and may experience greater volatility than funds without this investment policy. Furthermore, because the Fund's assets are subject to economic and other conditions affecting the various states which comprise the Rocky Mountain Region, an economic downturn in one or more of those states could adversely affect the Fund's performance. These risks include current adverse economic conditions in the region, chiefly continued high unemployment, reduced business activity and a depressed real estate market.

     Investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

[Bar Chart]
TO BE UPDATED
Annual Total Returns - Class Y Shares
1999-2008

40%                                   40.90
                                      XXXX
36%                                   XXXX
                                      XXXX
32%                                   XXXX
                                      XXXX
28%                                   XXXX
                                      XXXX
24%                                   XXXX
        20.78                         XXXX
20%     XXXX                          XXXX
        XXXX                          XXXX
16%     XXXX                          XXXX
        XXXX                          XXXX
12%     XXXX                          XXXX   12.36
        XXXX                          XXXX   XXXX          11.80
 8%     XXXX           7.97           XXXX   XXXX          XXXX
        XXXX           XXXX           XXXX   XXXX   5.73   XXXX
 4%     XXXX           XXXX           XXXX   XXXX   XXXX   XXXX
        XXXX           XXXX           XXXX   XXXX   XXXX   XXXX
 0%     XXXX           XXXX           XXXX   XXXX   XXXX   XXXX
               -0.25                                              -1.07   XXXX
-4%             XXXX         XXXX                                         XXXX
                             XXXX                                         XXXX
-8%                          XXXX                                         XXXX
                             XXXX                                         XXXX
-10                          XXXX                                         XXXX
                             XXXX                                         XXXX
-12                          XXXX                                         XXXX
                             XXXX                                         XXXX
-14                          XXXX                                         XXXX
                           -15.20                                         XXXX
-20%                                                                      XXXX
                                                                          XXXX
-30%                                                                      XXXX
                                                                          XXXX
-40%                                                                    -40.90

        1999    2000  2001   2002     2003   2004   2005   2006    2007   2008
                                 Calendar Years

During the period shown in the bar chart, the highest return for a quarter was 17.19% (quarter ended June 30, 2003) and the lowest return for a quarter was -24.90% (quarter ended December 31, 2008).

TO BE UPDATED

                                                                               Average Annual Total Returns for
                                                                             the Periods Ended December 31, 2009

                                                                       1 Year               5 Years             10 Years
Class Returns Before Taxes:
Class A                                                                ____%                 ____%                ____%
Class C                                                                ____%                 ____%                ____%
Class I                                                                ____%                 ____%                ____%(1)
Class Y                                                                ____%                 ____%                ____%
Class Y Returns After Taxes:
On Distributions                                                       ____%                 ____%                ____%
On Distributions and Redemption                                        ____%                 ____%                ____%
Russell 2000 Index                                                     ____%                 ____%                ____%

(1) Since inception of Class I Shares on December 1, 2005.

These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans. The total returns reflect reinvestment of dividends and distributions.


Management

Investment Adviser

Aquila Investment Management LLC

Barbara Walchli, C.F.A., has acted as portfolio manager for the Fund since July, 1999, when she joined the Manager. Prior to becoming the Fund's portfolio manager, Ms. Walchli had 18 years of analytical investment experience, including 12 years developing short- and long-term equity strategy, 11 years as director of equity research and 8 years managing performance-oriented portfolios and funds.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Class A Shares or Class C shares either through a financial advisor or directly from the Fund. The minimum initial purchase into the Fund is $1,000, and $50 if an automatic investment program is established. There is no minimum for subsequent investments. Class Y Shares and Class I Shares can be purchased only through financial intermediaries.

Tax Information

The Fund's distributions of interest income are taxable; There may be distributions of capital gains which will be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

                        Aquila Rocky Mountain Equity Fund
                        380 Madison Avenue, Suite 2300 *
                            New York, New York 10017
                           800-437-1020 * 212-697-6666

                                   PROSPECTUS

                                                                April 30, 2010
Ticker:  Class A- ROCAX Class C- ROCCX  Class I- ROCIX  Class Y- ROCYX

         Aquila Rocky Mountain Equity Fund (the "Fund") is a mutual fund whose objective is capital appreciation. It seeks to achieve its objective through investment in securities (primarily common stock or other equity securities) of companies having a significant business presence in the general Rocky Mountain region of our country.

              For purchase, redemption or account inquiries contact
                     the Fund's Shareholder Servicing Agent:

                      PNC Global Investment Servicing * 101
                          Sabin Street * Pawtucket, RI
                        02860-1427 800-437-1000 toll-free

                    For general inquiries & yield information
                     800-437-1020 toll-free or 212-697-6666


The Securities and Exchange Commission has not approved or disapproved the Fund's securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

Fund Summary..................................................................

         Investment Objective.................................................

         Fees and Expenses of the Fund........................................

         Shareholder Fees.....................................................

         Portfolio Turnover...................................................

         Principal Investment Strategies......................................

         Principal Risks......................................................

         Fund Performance.....................................................

         Management...........................................................

         Purchase and Sale of Fund Shares.....................................

         Tax Information .....................................................

         Payment to Broker-Dealers and Other Financial Intermediaries.........

Investment of the Fund's Assets...............................................

Fund Management...............................................................

Net Asset Value per Share.....................................................
Purchases

Redeeming An Investment.......................................................

Alternative Purchase Plans....................................................

Dividends and Distributions...................................................

Tax Information...............................................................

Financial Highlights..........................................................

                        AQUILA ROCKY MOUNTAIN EQUITY FUND

FUND SUMMARY

Investment Objective

         The Fund's objective is capital appreciation. It seeks to achieve its objective through investment in securities (primarily common stock or other equity securities) of companies having a significant business presence in the general Rocky Mountain region of our country.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans" on page *** of the Fund's prospectus, "What are the sales charges for purchases of Class A Shares" on page *** of the prospectus and "Reduced Sales Charges for Certain Purchases of Class A Shares" on page *** of the prospectus.

TO BE UPDATED

Shareholder Fees (fees paid directly from your investment)

                                                                Class A             Class C          Class I          Class Y
                                                                Shares              Shares           Shares           Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                             4.25%               None             None             None
Maximum Deferred Sales Charge (Load) (as a
percentage of the lesser of redemption value or                 None                1.00%            None             None
purchase price)...
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends or Distributions (as a percentage of                  None                None             None             None
offering price)...
Redemption Fees... (as a percentage of amount redeemed)         None                None             2.00%            2.00%
Exchange Fee                                                    None               None              None             None
Annual Fund Operating Expenses (Expenses that you
pay each year as a percentage of the value of your
investment)
Management Fee....                                              1.43%               1.43%            1.43%            1.43%
Distribution (12b-1) Fee                                        0.25%               0.75%            0.15%(1)         None
Other Expenses                                                  ____%               ____%            ____%            ____%
Acquired Fund Fees and Expenses                                 ____%               ____%            ____%            ____%
Total Annual Fund Operating Expenses                            ____%               ____%            ____%            ____%
Total Fee Waivers and/or Reimbursement(2)                       ____%               ____%            ____%            ____%
Net Annual Fund Operating Expenses (2)(3)                       ____%               ____%            ____%            ____%

(1) Current rate; up to 0.25% can be authorized by the Trustees.

(2) The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2010 through December 31, 2010 so that total Fund expenses will not exceed ____% for Class A Shares, ____% for Class C Shares, ____% for Class I Shares and ____% for Class Y Shares. The Manager has advised the Fund that it intends to continue to waive fees and/or reimburse Fund expenses thereafter for so long as may be necessary to keep the fund competitive.

(3) Net Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.



Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TO BE UPDATED:

                                 1 year               3 years               5 years                10 years
Class A Shares..........          $___                  $___                 $___                   $____
Class C Shares..........          $___                  $___                 $___                   $____
Class I Shares..........          $___                  $___                 $___                   $____
Class Y Shares..........          $___                  $___                 $___                   $____

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares........           $___                   $___                 $___                   $____

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. Since the turnover rate of the Fund will be affected by a number of factors, the Fund is unable to predict what rate the Fund will have in any particular period or periods, although such rate is not expected to exceed 60%. The factors which may affect the rate include (i) the possible necessary sales of portfolio securities to meet redemptions; and (ii) the possibility of purchasing or selling portfolio securities without regard to the length of time they have been held to attempt to take advantage of market opportunities and to avoid market declines. Short-term trading increases portfolio turnover and transaction costs.

Principal Investment Strategies

     We call the general area consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming the "Rocky Mountain Region." The Fund seeks to achieve its objective by investing primarily in equity securities of companies ("Rocky Mountain Companies") having a significant business presence in the Rocky Mountain Region. These are companies (i) whose principal executive offices are located in the Rocky Mountain Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region. Under normal circumstances the Fund will invest at least 80% of its assets in securities issued by such companies. In addition to common stocks, equity securities can include preferred stock and convertible fixed-income securities. In general, the Manager follows a combination of value and growth disciplines in investing. This is sometimes known as growth at a reasonable price or GARP investing.

Principal Risks

Loss of money is a risk of investing in the Fund.

     There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial condition and profitability of the underlying company. Smaller companies may experience different growth rates and higher failure rates than those of larger companies having longer operating histories.

        The Fund invests in companies varying widely in market capitalization, reflecting the different sizes of companies doing business in the Rocky Mountain Region. Although the Fund may invest in large capitalization companies, it is anticipated that the companies represented in the Fund's portfolio will be primarily those having market capitalization of middle to smaller size which the Manager believes offer the potential of capital appreciation due to their overall characteristics. These companies are comparatively less well known and may have less trading in their shares than larger companies. The prices of securities of such companies may be more volatile than the prices of securities of issuers which are more mature and have larger capitalizations and whose securities are more actively traded.

     Convertible fixed-income investments are subject to interest rate and credit risks.

        Because the Fund will invest most, and may invest all, of its assets in Rocky Mountain Companies, it may have less diversification and may experience greater volatility than funds without this investment policy. Furthermore, because the Fund's assets are subject to economic and other conditions affecting the various states which comprise the Rocky Mountain Region, an economic downturn in one or more of those states could adversely affect the Fund's performance. These risks include current adverse economic conditions in the region, chiefly continued high unemployment, reduced business activity and a depressed real estate market.

     Investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

[Bar Chart]
TO BE UPDATED
Annual Total Returns - Class Y Shares
1999-2008

40%                                   40.90
                                      XXXX
36%                                   XXXX
                                      XXXX
32%                                   XXXX
                                      XXXX
28%                                   XXXX
                                      XXXX
24%                                   XXXX
        20.78                         XXXX
20%     XXXX                          XXXX
        XXXX                          XXXX
16%     XXXX                          XXXX
        XXXX                          XXXX
12%     XXXX                          XXXX   12.36
        XXXX                          XXXX   XXXX          11.80
 8%     XXXX           7.97           XXXX   XXXX          XXXX
        XXXX           XXXX           XXXX   XXXX   5.73   XXXX
 4%     XXXX           XXXX           XXXX   XXXX   XXXX   XXXX
        XXXX           XXXX           XXXX   XXXX   XXXX   XXXX
 0%     XXXX           XXXX           XXXX   XXXX   XXXX   XXXX
               -0.25                                              -1.07   XXXX
-4%             XXXX         XXXX                                         XXXX
                             XXXX                                         XXXX
-8%                          XXXX                                         XXXX
                             XXXX                                         XXXX
-10                          XXXX                                         XXXX
                             XXXX                                         XXXX
-12                          XXXX                                         XXXX
                             XXXX                                         XXXX
-14                          XXXX                                         XXXX
                           -15.20                                         XXXX
-20%                                                                      XXXX
                                                                          XXXX
-30%                                                                      XXXX
                                                                          XXXX
-40%                                                                    -40.90

        1999    2000  2001   2002     2003   2004   2005   2006    2007   2008
                                 Calendar Years

During the period shown in the bar chart, the highest return for a quarter was 17.19% (quarter ended June 30, 2003) and the lowest return for a quarter was -24.90% (quarter ended December 31, 2008).

TO BE UPDATED

                                                                               Average Annual Total Returns for
                                                                             the Periods Ended December 31, 2009

                                                                       1 Year               5 Years             10 Years
Class Returns Before Taxes:
Class A                                                                ____%                 ____%                ____%
Class C                                                                ____%                 ____%                ____%
Class I                                                                ____%                 ____%                ____%(1)
Class Y                                                                ____%                 ____%                ____%
Class Y Returns After Taxes:
On Distributions                                                       ____%                 ____%                ____%
On Distributions and Redemption                                        ____%                 ____%                ____%
Russell 2000 Index                                                     ____%                 ____%                ____%

(1) Since inception of Class I Shares on December 1, 2005.

These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans. The total returns reflect reinvestment of dividends and distributions.

Management

Investment Adviser

Aquila Investment Management LLC

Barbara Walchli, C.F.A., has acted as portfolio manager for the Fund since July, 1999, when she joined the Manager. Prior to becoming the Fund's portfolio manager, Ms. Walchli had 18 years of analytical investment experience, including 12 years developing short- and long-term equity strategy, 11 years as director of equity research and 8 years managing performance-oriented portfolios and funds.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Class A Shares or Class C shares either through a financial advisor or directly from the Fund. The minimum initial purchase into the Fund is $1,000, and $50 if an automatic investment program is established. There is no minimum for subsequent investments. Class Y Shares and Class I Shares can be purchased only through financial intermediaries.

Tax Information

The Fund's distributions of interest income are taxable; There may be distributions of capital gains which will be taxable. Payments to Broker-Dealers and Other Financial Intermediaries If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

                         Investment of the Fund's Assets

Is the Fund right for me?"

         The shares of the Fund are designed to be a suitable investment for investors who seek capital appreciation, primarily through the common stocks or other equity securities of companies having a significant business presence in the Rocky Mountain Region of the country.

"What is the Rocky Mountain Region?"

         The general Rocky Mountain Region of our country consists of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming.

"What are Rocky Mountain Companies?"

         Companies of any size and in any industry with a significant business presence in the Rocky Mountain Region are called Rocky Mountain Companies. These are companies (i) whose principal executive offices are located in the Rocky Mountain Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region.

"What are equity securities?"

         The term "equity securities" means (i) common stocks and (ii) preferred stocks, bonds, debentures and notes convertible into common stocks. Under normal conditions, it is anticipated that the Fund will invest at least 80%, and possibly up to 100%, of its net assets in such securities. The Fund may also, to a limited extent, make certain other types of investments.

         A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock or other equity securities of the same or a different issuer.

"How are the Fund's investments chosen?"

         The Manager will generally seek to invest in established, financially sound, well-managed Rocky Mountain Companies whose securities it considers to be selling at reasonable prices relative to their growth rates and anticipated future values. The Manager prefers to invest in companies that may produce earnings or cash flow growth above their industry average. From time to time the Fund may invest in developmental stage public companies that are not yet producing earnings. However, the Manager will generally seek to invest in such companies that will produce earnings within a two to five year time horizon. Other securities may be selected whose issuers the Manager believes are experiencing better growth relative to comparable investments. The Manager currently focuses on approximately 300-400 Rocky Mountain Companies from which it selects investments for the Fund's portfolio. In selecting investments the Manager considers a number of factors. These include but are not limited to: quality of management, ability of the company to generate earnings, revenue growth and free cash flow, strength of the company's balance sheet and the overall economic, monetary, political and market environment. The investment disciplines that the Manager employs to help control risk include, but are not limited to, monitoring valuation levels, earnings momentum and cash flow. The Manager also emphasizes visits to companies and discussions with management, when possible. The Fund does not engage in active trading to achieve its investment objective.

         In unusual market conditions when the Manager believes a defensive posture for the Fund's investments is warranted, the Fund may temporarily invest a portion or all of its assets in high quality fixed-income securities such as U.S. government securities, corporate bonds or high grade short-term money-market securities, without geographic or percentage limitation. Only corporate securities rated "A" or better by a nationally recognized statistical rating organization will be purchased. Under these circumstances, the Fund may not achieve its investment objective.

"What are the other risk factors and special considerations specifically relating to the Fund's investments?"

         Companies with headquarters in the Rocky Mountain Region or with a significant business presence in the Region may also have significant business interests, sales and assets outside of the Region and may thus be subject to other economic influences.

         Since the practice of many growth-oriented companies in which the Fund will invest is to reinvest most or all of their earnings in the development of their business, the Fund does not expect to receive dividends enabling it to provide investors with any significant amount of current income. In addition, most or all of the dividend income will be applied to payment of Fund operating expenses, so that little or no dividends will be available for distribution to shareholders.

                                 Fund Management

"How is the Fund managed?"

         Under an Advisory and Administration Agreement (the "Management Agreement") with the Fund, Aquila Investment Management LLC (the "Manager"), 380 Madison Avenue, Suite 2300, New York, NY 10017, a wholly-owned subsidiary of the founder of the Fund, serves as its investment adviser and administrator; as such, in addition to providing administrative services, the Manager supervises the investment program of the Fund and the composition of its portfolio.

         Under the Management Agreement, the Manager provides for investment supervision, including supervising continuously the investment program of the Fund and the composition of its portfolio, determining what securities will be purchased or sold by the Fund, and arranging for the purchase and sale of securities held in the portfolio of the Fund; and, at its expense, providing for pricing of the Fund's portfolio daily. The Manager is also responsible for administrative services, including providing for the maintenance of the headquarters of the Fund, overseeing relationships between the Fund and the service providers to the Fund and providing other administrative services.

         During the Fund's fiscal year ended December 31, 2009, the Fund accrued management fees to the Manager at the annual rate of 1.43% of its average annual net assets.

         A discussion regarding the Trustees' basis for approving the annual renewal of the Management Agreement is available in the Fund's annual report to shareholders dated December 31, 2009.

Information about the Manager

         The Manager serves as Manager for three other funds oriented to the Rocky Mountain Region: Tax-Free Trust of Arizona, with assets of $323 million, Tax-Free Fund of Colorado, with assets of $254 million and Tax-Free Fund For Utah, with assets of $335 million, all as of January 31, 2010. The Manager is a wholly-owned subsidiary of Aquila Management Corporation ("AMC"), founder of each fund in the Aquila Group of Funds, which consists of tax-free municipal bond funds (including among others those named above), money-market funds, a high-income corporate bond fund and this equity fund. As of January 31, 2010, these funds had aggregate assets of approximately $4.3 billion. AMC's address is the same as that of the Manager. AMC, which was founded in 1984, is owned, directly, and through certain trusts, by members of the family of Mr. Lacy B. Herrmann. As a result of transactions completed in 2009 no individual holds with the power to vote, directly or indirectly, more than 24.9% of the voting shares of AMC. Performance of the Advisory and Administration Agreement is guaranteed by AMC.

         Barbara Walchli, C.F.A., has acted as portfolio manager for the Fund since July, 1999, when she joined the Manager. Prior to becoming the Fund's portfolio manager, Ms. Walchli had 18 years of analytical investment experience, including 12 years developing short- and long-term equity strategy, 11 years as director of equity research and 8 years managing performance-oriented portfolios and funds. She managed or co-managed funds totaling $1.7 billion in assets and was responsible for equity strategy for a group managing $27.5 billion in assets. She also hired and supervised a number of equity analysts. Ms. Walchli holds an MBA in finance from Arizona State University and an AB from Smith College. She is a chartered financial analyst and member of various investment associations.

         The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Fund.

                            Net Asset Value per Share

         The net asset value of the shares of each of the Fund's classes of shares is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (a "business day"), by dividing the value of the Fund's net assets (which means the value of the assets less liabilities) allocable to each class by the total number of shares of such class outstanding at that time. In general, net asset value of the Fund's shares is based on portfolio market value. Each portfolio security is priced daily by a nationally recognized securities pricing service using the last sale price on any particular exchange at the market close, or if the relevant market does not close, then as of 4:00 p.m. New York time. Fixed-income securities maturing in 60 days or less are generally valued at amortized cost. Any securities or assets for which such market quotations are not readily available are valued at their fair value as determined in good faith under procedures subject to the general supervision and responsibility of the Fund's Board of Trustees. The price at which a purchase or redemption of shares is effected is based on the net asset value next calculated after your purchase or redemption order is received in proper form. The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                    Purchases

"Are there alternative purchase plans?"

         The Fund provides individuals with alternative ways to purchase shares through four separate classes of shares (Classes A, C, I and Y). Although the classes have different sales charge structures and ongoing expenses, they all represent interests in the same portfolio of securities. An investor should choose the class that best suits the investor's circumstances and needs.


         The Fund and the Distributor may reject any order for the purchase of shares.

"How much money do I need to invest?"

Class A and Class C Shares

         Option I

         * Initially, $1,000, except that there is no minimum amount for purchase of shares through certain financial intermediaries as discussed below.

         * Subsequently, any amount (for investments in shares of the same class).

         To qualify for purchases of Class A Shares or Class C Shares with no minimum, (i) the shares must be purchased on behalf of a beneficial owner who has entered into a comprehensive fee or other advisory fee arrangement with the financial intermediary or an affiliate or associated person of the financial intermediary, and (ii) the financial intermediary must have entered into an agreement with the Distributor authorizing the sale of Fund shares.

         Option II

         *     $50 or more if an Automatic Investment Program is established.

         *     Subsequently, any amount you specify of $50 or more.

         * You are not permitted to maintain both an Automatic Investment Program and an Automatic Withdrawal Plan simultaneously.

Class I and Class Y Shares

Class I or Class Y Shares may be purchased only through a financial intermediary. Financial intermediaries can set their own requirements for initial and subsequent investments.

"How do I purchase shares?"

         You may purchase Class A or Class C Shares:

o through an investment broker or dealer, or a bank or other financial intermediary, that has a sales agreement with the Distributor, Aquila Distributors, Inc., in which case that institution will take action on your behalf, and you will not personally perform the steps indicated below; or

o directly through the Distributor, by mailing payment to the Fund's Agent, PNC Global Investment Servicing.

         Except as provided in the Statement of Additional Information, under the caption "Purchase, Redemption and Pricing of Shares," an investment must be drawn in United States dollars on a United States commercial bank, savings bank or credit union or a United States branch of a foreign commercial bank (each of which is a "Financial Institution").

         The price an investor will pay is net asset value plus a sales charge for Class A Shares and net asset value for Class C, I and Y Shares. (See "What price will I pay for the Fund's shares?") A broker/dealer may charge a service or processing fee in connection with purchases; such a fee will be in addition to the price of the shares.

                   Opening a Class A or Class C Share Account

* Make out a check for the investment amount payable to Aquila Rocky Mountain Equity Fund.

* Complete a New Account Application, which is available with the Prospectus or upon request, indicating the features you wish to authorize.

* Send your check and completed New Account Application to your dealer or to the Fund's Agent, PNC Global Investment Servicing.


                  Adding to a Class A or Class C Share Account

By Wire                                                       By Check

* Telephone the Agent (toll-free) at 800-437-1000             * Make out a check for the investment amount payable
(individual shareholders) or 877-953-6932                     to Aquila Rocky Mountain Equity Fund.
(broker/dealers) to advise us that you would like to
purchase shares of the Trust by wire transfer.                * Fill out the pre-printed stub attached to the
                                                              Trust's confirmations or supply the name(s) of account
* Instruct your bank to transfer funds by wire to the         owner(s), the account number, and the name of the
following account:                                            Trust.

Bank Name: PNC Bank, Philadelphia, PA                         * Send your check and account information to your
ABA Number: 031-0000-53                                       dealer or to the Trust's Agent, PNC Global Investment
Account Name: Aquila Group of Funds                           Servicing.
Account No.: 85-0242-8425
Further Credit:  Aquila Rocky Mountain Equity Fund,
Name of Shareholder and Account Number.

Opening or Adding to a Class I or Class Y Share Account

An investor may open a Class I or Class Y Share account or make additional investments in Class I or Class Y Shares only through a financial intermediary.

"Can I transfer funds electronically?"

         You can have funds transferred electronically into a Class A or Class C Share account, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

* Automatic Investment: You can authorize a pre-determined amount to be regularly transferred from your account.

* Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.

         Before you can transfer funds electronically, the Fund's Agent must have your completed New Account Application authorizing these features. Or, if you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, ask your broker or dealer to make them. The Fund may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

Systematic Payroll Investments

         You can make systematic investments in either Class A Shares or Class C Shares each pay period if your employer has established a Systematic Payroll Investment Plan with the Fund. To participate in the payroll plan, you must make your own arrangements with your employer's payroll department, which may include completing special forms. Additionally, the Fund requires that you complete the New Account Application. Once your New Account Application is received by the Fund and a new account is opened, under the payroll plan your employer will deduct a preauthorized amount from each payroll check. This amount will then be sent directly to the Fund for purchase of shares at the then current offering price, which includes any applicable sales charge. You will receive a confirmation from the Fund for each transaction. Should you wish to change the dollar amount or end future systematic payroll investments, you must notify your employer directly. Changes may take up to ten days.

Automatic investment, telephone investment and systematic payroll investments are not available for Classes I and Y.

                             Redeeming An Investment

Redeeming Class A and Class C Shares

         You may redeem some or all of your Class A or Class C Shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

         There is no minimum period for investment in the Fund, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

         If you own both Class A Shares and Class C Shares and do not specify which class you wish to redeem, we will redeem your Class A Shares.

         Certain shares are subject to a contingent deferred sales charge, or CDSC. These are:

         *-Class C Shares held for less than 12 months (from the date of purchase); and

         *-CDSC Class A Shares (as described below).

         Upon redemption, enough additional shares will be redeemed to pay for any applicable CDSC.

         A redemption may result in a tax liability for you.

"How can I redeem my investment in Class A or Class C Shares?"

By mail, send instructions to:                By telephone, call:          By FAX, send instructions to:

PNC Global Investment Servicing Attn:         800-437-1000 toll-free       508-599-1838
Aquila Group of Funds
101 Sabin Street
Pawtucket, RI 02860-1427

For liquidity and convenience, the Fund offers expedited redemption.

Expedited Redemption Methods
(Non-Certificate Shares Only)

         You may request expedited redemption for any shares not issued in certificate form in two ways:

1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

         a) to a Financial Institution account you have previously specified; or

         b) by check in the amount of $50,000 or less, mailed to the name and address on the account from which you are redeeming, provided that neither the name nor the address has changed during the prior 30 days. You may only redeem by check via telephone request once in any seven-day period.

                              Telephoning the Agent

         Whenever you telephone the Agent, please be prepared to supply:

         account name(s) and number

         name of the caller

         the social security number registered to the account

         personal identification.

         Note: Check the accuracy of your confirmation statements immediately upon receipt. The Fund, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent, PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860-1427 or by FAX at 508-599-1838. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

         account name(s)

         account number

         amount to be redeemed

         any payment directions.

         To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the New Account Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and
(3) possible additional documentation.

         The name(s) of the shareholder(s) on the Financial Institution account must be identical to the name(s) on the Fund's records of your account.

         You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

     Certificate Shares. Mail to the Trust's Agent: (1) blank (unsigned) certificates for Class A Shares to be redeemed, (2) redemption instructions and
(3) a stock assignment form.

     To be in "proper form," items (2) and (3) above must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

         We may require additional documentation for certain types of shareholders, such as corporations, partnerships, Trustees or executors, or if redemption is requested by someone other than the shareholder of record.

         Signature_Guarantees. If sufficient documentation is on file, we do not require a signature guarantee for redemptions of certificate or non-certificate shares up to $50,000, payable to the record holder, and sent to the address of record. In all other cases, signatures must be guaranteed.

         Your signature may be guaranteed by any:

         member of a national securities exchange

         U.S. bank or trust company

         state-chartered savings bank

         federally chartered savings and loan association

         foreign bank having a U.S. correspondent bank; or

         participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchanges Medallion Program ("SEMP") or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

         A notary public is not an acceptable signature guarantor.

         Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption. To redeem by this method, send a letter of instruction to the Fund's Agent, which includes:

         account name(s)

         account number

         dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with the
         Fund)

         signature(s) of the registered shareholder(s); and

         signature guarantee(s), if required, as indicated above after "Certificate Shares."

"When will I receive the proceeds of my redemption of Class A or Class C
Shares?"

         Redemption proceeds are normally sent on the next business day following receipt of your redemption request in proper form. Except as described below, payments will normally be sent to your address of record within seven days.


Redemption                      Method of Payment                                  Charges

Under $1,000.                   Check.                                             None.

$1,000 or more.                 Check, or wired or transferred through the         None.
                                Automated Clearing House to your Financial
                                Institution account, if you so requested on your
                                New Account Application or Ready Access Features
                                Form.

Through a broker/dealer.        Check or wire, to your broker/dealer.              None.  However, your
                                                                                   broker/dealer may charge
                                                                                   a fee.

         Although the Fund does not currently intend to, it can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders the Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them.

         The Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

"Are there any reinvestment privileges?"

         If you reinvest proceeds of redemption within 120 days of the redemption you will not have to pay any additional sales charge on the reinvestment and the Distributor will refund to you any CDSC deducted at the time of redemption by adding it to the amount of your reinvestment. You must reinvest in the same class as the shares redeemed. You may exercise this privilege only once a year, unless otherwise approved by the Distributor.

         Reinvestment will not alter the tax consequences of your original redemption.

"Is there an Automatic Withdrawal Plan?"

         An Automatic Withdrawal Plan, which is only available for Class A Shares, allows you to receive a monthly or quarterly check in a stated amount, not less than $50.

Redeeming Class I and Class Y Shares

         You may redeem all or any part of your Class I or Class Y Shares at the net asset value next determined after receipt in proper form of your redemption request by your financial intermediary. Redemption requests for Class I and Class Y Shares must be made through a financial intermediary and cannot be made directly through the Fund's Agent. Financial intermediaries may charge a fee for effecting redemptions. There is no minimum period for any investment in the Fund. The Fund does not impose redemption fees or penalties on redemption of Class I or Class Y Shares. A redemption may result in a transaction taxable to the redeeming investor.

General

         The Fund may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check), Automatic Investment or Telephone Investment for up to 15 days after purchase; however, payment for redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that the check or transfer of funds will be honored. Possible delays can be eliminated by paying for purchased shares with wired funds or Federal Reserve drafts.

         The Fund has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the New York Stock Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the New York Stock Exchange, (iii) when the SEC determines that an emergency exists which causes disposal of, or determination of the value of, portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

         Redemption proceeds may be paid in whole or in part by distribution of the Fund's portfolio securities ("redemption in kind") in conformity with SEC rules. This method will only be used if the Board of Trustees determines that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

                           Alternative Purchase Plans

"How do the different arrangements for the four classes of shares affect the cost of buying, holding and redeeming shares, and what else should I know about the four classes?"

         In this Prospectus the Fund provides you with four ways to invest in the Fund through four separate classes of shares. All classes represent interests in the same portfolio of securities. The classes of shares differ in their sales charge structures and ongoing expenses, as described below. An investor should choose the class that best suits the investor's circumstances and needs.

                                         Class A Shares                           Class C Shares
                                      "Front-Payment Class"                   "Level-Payment Class"

Initial Sales Charge         Class A Shares are offered at net        None. Class C Shares are offered at
                             asset value plus a  maximum sales        net asset value with no sales charge
                             charge of 4.25%, paid at the time of     payable at the time of purchase.
                             purchase.  Thus, your investment
                             is reduced by the applicable
                             sales charge.

Contingent Deferred Sales    None (except for certain purchases       A CDSC of 1% is imposed upon the
Charge ("CDSC")              of $1 million or more).                  redemption of Class C Shares held for
                                                                      less than 12 months. No CDSC applies
                                                                      to Class C Shares acquired through
                                                                      the reinvestment of dividends or
                                                                      distributions.

Distribution and Service     A distribution fee of 0.25 of 1% is      There is a level charge for
Fees                         imposed on the average annual net        distribution and service fees for six
                             assets represented by the Class A        years after the date of purchase at
                             Shares.                                  the aggregate annual rate of 1% of
                                                                      the average net assets represented by
                                                                      the Class C Shares.

Other Information            The initial sales charge is waived or    Class C Shares, together with a
                             reduced in some cases.  Larger           pro-rata portion of all Class C
                             purchases qualify for lower sales        Shares acquired through reinvestment
                             charges.                                 of dividends and other distributions
                                                                      paid in additional Class C Shares,
                                                                      automatically convert to Class A
                                                                      Shares after six years.

                          Class Y Shares Class I Shares
                                "Institutional Class"                "Financial Intermediary Class"

Initial Sales Charge      None. Financial intermediaries     None. Financial intermediaries may charge a
                          may charge a fee for purchase of   fee for purchase of shares.
                          shares.

Contingent Deferred       None.                              None.
Sales Charge ("CDSC")

Distribution and          None.                              Distribution fee of up to 0.25 of 1% of
Service Fees                                                 average annual net assets allocable to Class I
                                                             Shares, currently up to 0.15 of 1% of such
                                                             net assets, and a service fee of up to 0.25
                                                             of 1% of such assets.


"What price will I pay for the Trust's shares?"

Class A Shares Offering Price                           Class C, I and Y Shares Offering Price

Net asset value per share plus the applicable           Net asset value per share.
sales charge.

An Investor will receive that day's offering price on purchase orders, including Telephone Investments and investments by mail, received in proper form prior to 4:00 p.m. New York time by the Agent or, where applicable, by the financial intermediary. Otherwise, orders will be filled at the next determined offering price. Financial intermediaries are required to submit orders promptly, provided, however, that if a financial intermediary imposes an earlier cutoff time than 4:00 p.m. for the receipt of orders, the intermediary will submit orders received after its earlier cutoff time after 4:00 p.m. Those orders will receive the next determined offering price. Purchase orders received on a non-business day, including those for Automatic Investment, will be executed on the next succeeding business day. The sale of shares will be suspended (1) during any period when net asset value determination is suspended or (2) when the Distributor judges it is in the Fund's best interest to do so.

"What are the sales charges for purchases of Class A Shares?"

         The following table shows the amount of sales charge incurred for each new purchase by a "single purchaser" of Class A Shares. A "single purchaser" is:

*    an individual;

* an individual, together with his or her spouse, and/or any children under 21 years of age purchasing shares for their accounts;

* a trustee or other fiduciary purchasing shares for a single trust estate or fiduciary account; or

* a government, municipality or tax-exempt entity that meets the requirements for qualification under Section 501 of the Internal Revenue Code.

         You are entitled to substantial reductions in sales charges based on aggregate holdings of Class A Shares of the Fund and Class A Shares of any of the other funds in the Aquila Group of Funds that you or other members of your immediate family already own at the time of your purchase. Be sure you tell your broker or dealer about all of those holdings so that any applicable reduction in sales charges on your purchase can be correctly computed. You will need to produce proof of such ownership in the form of account statements relating to any account at any financial intermediary that you or any member of your immediate family own that holds any such Class A Shares.

         A "single purchaser" will pay a sales charge based on the value at the time of purchase of his or her aggregate holdings of Class A Shares of the Fund and Class A Shares of any of the other funds in the Aquila Group of Funds in accordance with the following table:

                              I                                          II                     III
             Amount of Purchase and Value of All                  Sales Charge as         Sales Charge as
          Class A Shares Held by a Single Purchaser             Percentage of Public        Approximate
                                                                   Offering Price      Percentage of Amount
                                                                                             Invested
Less than $10,000                                                      4.25%                   4.44%
$10,000 but less than $25,000                                          4.00%                   4.17%
$25,000 but less than $50,000                                          3.75%                   3.90%
$50,000 but less than $100,000                                         3.50%                   3.63%
$100,000 but less than $250,000                                        3.25%                   3.36%
$250,000 but less than $500,000                                        3.00%                   3.09%
$500,000 but less than $1,000,000                                      2.50%                   2.56%


        For purchases of $1 million or more see "Sales Charges for Purchases of $1 Million or More."

FFor example:

If you invest $10,000 (Column I), your sales charge        ($10,000 x .04 = $400)
would be 4.00% or $400 (Column II).

The value of your account would be equivalent to           ($10,000 - $400 = $9,600)
the amount of your investment less the sales charge.
(The initial value of your account would be
$10,000 - $400 = $9,600.)

The sales charge as a percentage of the reduced value      ($400 / $9,600 = .0416666 or 4.17%)
of your account would be 4.17% (Column III).

Sales Charges for Purchases of $1 Million or More

         You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A Shares." CDSC Class A Shares are:

         (i) Class A Shares issued in a single purchase of $1 million or more by a single purchaser; and

         (ii) Class A Shares issued when the value of the purchase, together with the value of shares of the Fund or any other fund in the Aquila Group of Funds that are owned by the purchaser and are either CDSC Class A Shares or Class A Shares on which a sales charge was paid, is $1 million or more.

Redemption of CDSC Class A Shares

         If you redeem all or part of your CDSC Class A Shares during the four years after you purchase them, you may have to pay a special CDSC upon redemption.

         The amount of the CDSC, calculated based on the lesser of net asset value at the time of purchase or at the time of redemption, depends on the value of your holdings of CDSC Class A Shares at the time of redemption, according to the following table:


                                            During First Two Years After        During Third and Fourth Years
Value of Holdings                                     Purchase                         After Purchase

  $1 million and up to $2.5 million                      1%                                 0.50%

  Over $2.5 million and up to $5                  0.50% in year 1                             0
  million                                         0.25% in year 2                             0

  Over $5 million                                        0                                    0

         However, it is not the Fund's intention ever to charge the shareholder (impose a CDSC) more than the commission amount that was paid to the broker/dealer in connection with the purchase transaction.

         This special charge also applies to CDSC Class A Shares purchased without a sales charge pursuant to a Letter of Intent.

         The CDSC will be waived for:

         * - Redemption following the death of the shareholder or beneficial owner.

         * - Redemption by the Fund when an account falls below the minimum required account size.

         * - Redemption by an investor who purchased $1 million or more without an initial sales charge if the securities dealer of record waived its commission in connection with the purchase, with notice to the investor and the Fund at the time of purchase.

Reduced Sales Charges for Certain Purchases of Class A Shares

Right of Accumulation

         "Single purchasers" may qualify for a reduced sales charge in accordance with the above schedule when making subsequent purchases of Class A Shares.

Letters of Intent

         A "single purchaser" may also qualify for reduced sales charges, in accordance with the above schedule, after a written Letter of Intent (included in the New Account Application) is received by the Distributor.

Other

         Class A Shares may be purchased without a sales charge by current and former Trustees and officers of any funds in the Aquila Group of Funds, the directors, officers and certain employees, former employees and representatives of the Manager, the Distributor, the sub-adviser of any fund in the Aquila Group of Funds and the parents and/or affiliates of such companies, selected broker dealers, their officers and employees and other investment professionals, certain persons connected with firms providing legal, advertising or public relations assistance, certain family members of, and plans for the benefit of, the foregoing and plans for the benefit of Fund or similar clients of banking institutions over which these institutions have full investment authority, if the Distributor has an agreement relating to such purchases. In addition, acquisitions of shares by reinvestment of dividends or in exchanges (with certain exceptions) do not incur a sales charge.

         The foregoing information about breakpoints in, or elimination of, sales charges is also available free of charge in a clear and prominent format on our website at www.aquilafunds.com. Hyperlinks at our website will facilitate your access to the information.

"What are the sales, service and distribution charges for Class C Shares?"

         *No sales charge at time of purchase.

         *Fees for service and distribution at a combined annual rate of 1% of average annual net assets of the Fund represented by Class C Shares.

         *After six years, Class C Shares automatically convert to Class A Shares, which bear a lower distribution fee and no service fee.

         The Fund will not accept purchase orders for Class C Shares on behalf of an individual investor (not including dealer "street name" or omnibus accounts) in an amount of $500,000 or more or if the purchase order would bring the value of the account over $500,000. This is because it will generally be more advantageous for such a purchase by an individual to be invested in the Fund's Class A Shares instead.

Redemption of Class C Shares

         *1% charge if redeemed within the first 12 months after purchase. This contingent deferred sales charge, or CDSC, is calculated based on the lesser of the net asset value at the time of purchase or at the time of redemption.

         *No CDSC applies if Class C Shares are held for 12 months after purchase.

         *Shares acquired by reinvestment of dividends or distributions are not subject to any CDSC.

         *The CDSC will be waived for redemption following the death of the shareholder or beneficial owner and for redemption by the Fund when an account falls below the minimum required size.

Broker/Dealer Compensation - Class C Shares

         The Distributor will pay 1% of the sale price to any broker/dealer executing a Class C Share purchase.

General

         Certain financial intermediaries may charge additional fees in connection with transactions in Fund shares. The Manager or the Distributor may make payments or provide non-cash compensation out of their own resources to securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities. The compensation is discretionary and may be available only to selected selling and servicing agents. See "Additional Information" below and the SAI for discussions of marketing support payments.

Exchange Privilege

         Generally, you can exchange Class A or Class C Shares of this Fund into the tax-free municipal bond funds and the high income corporate bond fund (together with the Fund, the "Bond or Equity Funds") and money-market funds (the "Money-Market Funds") in the Aquila Group of Funds (collectively, the "Aquila Funds") for shares of the same class of any other Bond or Equity Fund, or for Original Shares of any Money-Market Fund, without the payment of a sales charge or any other fee except that you will incur a redemption fee of 2% of the exchanged shares' value if the exchange occurs within 90 days of the shares' purchase. The redemption fee does not apply to exchanges of Class A Shares of the Fund on which a sales charge was paid. The exchange privilege is also available to Class I or Class Y Shares to the extent that other Aquila Funds are made available to its customers by an investor's financial intermediary. All exchanges of Class I and Class Y Shares must be made through the investor's financial intermediary.

Because excessive trading in Fund shares can be harmful to the Fund and its other shareholders, the right is reserved to revise or terminate the exchange privilege, to limit the number of exchanges or to reject any exchange if (i) the Fund or any of the other Aquila Funds believe that it or they would be harmed or be unable to invest effectively or (ii) it or they receive or anticipate receiving simultaneous orders that may significantly affect the Fund or any other Aquila Fund.

Frequent Trading

As stated above, the Fund and the Distributor may reject any order for the purchase of shares. For example, because frequent movement of assets into and out of the Fund by market timers or other investors may disrupt the management of the Fund and increase its expenses, the Board of Trustees of the Fund has determined that the Fund may reject purchase orders, on a temporary or permanent basis, from investors that the Fund is able to determine are exhibiting a pattern of frequent or short-term trading in Fund shares. The Fund may not be able to detect frequent trading by the underlying owners of shares held in omnibus accounts and therefore may not be able effectively to prevent frequent trading in those accounts. Accordingly, there is no guarantee that the Fund will be successful in identifying all investors who engage in excessive trading activity or in curtailing that activity. The Fund's policy on frequent trading extends to purchases through exchanges. (See "Exchange Privilege" above.) The redemption fee does not apply to exchanges of Class A Shares of the Fund on which a sales charge was paid.

"What about confirmations and share certificates?"

         A statement will be mailed to you confirming each purchase or redemption of Class A or Class C Shares of the Fund. Additionally, your account at the Agent will be credited or debited in full and fractional shares (rounded to the nearest 1/1000th of a share). Financial intermediaries will confirm purchases of Class I or Class Y Shares. The Fund will not issue certificates for Class C, Class I or Class Y Shares.

"Is there a Distribution Plan or a Services Plan?"

         The Fund has adopted a Distribution Plan (the "Plan") under the Investment Company Act of 1940's Rule 12b-1 in order to:

         (i) permit the Fund to finance activities primarily intended to result in the sale of its shares;

         (ii) permit the Manager or Sub-Adviser to make payment for distribution expenses out of its own funds; and

         (iii) protect the Fund against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of the Rule.

         Pursuant to the Plan, the Fund makes payments with respect to Class A, Class C and Class I Shares under agreements to certain broker/dealers and other qualified recipients.

         For any fiscal year, these payments may not exceed 0.25 of 1% for Class A Shares, 0.75 of 1% for Class C Shares, and 0.25 of 1% (currently up to 0.15 of 1%) for Class I Shares of the average annual net assets represented by each such class. Payments with respect to each class are made only out of the Fund's assets allocable to that class. Because these distribution fees are paid out of assets on an ongoing basis, over time these fees will increase the cost of your investment; they may cost you more than paying other types of sales charges.


Shareholder Services Plan for Class C Shares

         The Fund's Shareholder Services Plan authorizes it to pay a service fee under agreements to certain qualified recipients who have agreed to provide personal services to Class C shareholders and/or maintain their accounts. The Plan also authorizes an identical arrangement with respect to Class I Shares. For any fiscal year, such fees may not exceed 0.25 of 1% of the average annual net assets represented by the applicable class of shares. Payment is made only out of the Fund's assets represented by the shares of the applicable class.

         Service fees with respect to Class C Shares will be paid to the Distributor.

Additional Information

         The Distributor and/or its related companies may pay compensation (out of their own assets and not as an additional charge to the Fund) to certain broker/dealers and other financial intermediaries ("financial advisors") in connection with the sale or retention of Fund shares or certain shareholder servicing and/or certain recordkeeping/sub-transfer agency services. For example, the Distributor and/or its related companies may pay compensation to financial advisors for administrative, sub-accounting or shareholder transaction processing services above and beyond such costs which would normally be paid by the Fund, assistance in training and education and/or other forms of marketing support, including costs related to providing the Fund with "shelf space." Payments made to financial advisors may be based on a fixed dollar amount and/or one or more of the following factors: gross sales, current assets, number of accounts attributable to or maintained by the financial advisor and/or reimbursement for marketing expenses of the financial advisor. Some of these amounts may be significant to the Distributor, although they may be small compared to amounts a financial advisor may receive from other distributors. Nonetheless, the prospect of receiving additional compensation may provide financial advisors with an incentive to favor sales of shares of the Fund over other investment options. To obtain more information on how additional compensation may have influenced your advisor's recommendation of the Fund ask your financial advisor. For more information, please see the Fund's SAI.

"Transfer on Death" Registration

         If you own Class A or Class C Shares, the Fund generally permits "transfer on death" ("TOD") registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker/dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquila Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules. An investor in Class I or Class Y should discuss the availability of TOD registration with the investor's financial intermediary (broker/dealer, etc.)

                           Dividends and Distributions

"How are dividends and distributions determined?"

The Fund pays dividends and other distributions with respect to each class of shares. The Fund calculates its dividends and other distributions with respect to each class at the same time and in the same manner. Net income for dividend purposes includes all interest income accrued by the Fund since the previous dividend declaration less expenses paid or accrued. Net income also includes any original issue discount, which occurs if the Fund purchases an obligation for less than its face amount. The discount from the face amount is treated as additional income earned over the life of the obligation. Because the Fund's income varies, so will the Fund's dividends. There is no fixed dividend rate. It is expected that most of the Fund's dividends will be comprised of interest income. The dividends and distributions of each class can vary due to certain class-specific charges. The Fund will declare all of its net income as dividends on every day, including weekends and holidays, on those shares outstanding for which payment was received by the close of business on the preceding business day.

Redeemed shares continue to earn dividends through and including the earlier of:

1. the day prior to the day when redemption proceeds are mailed, wired or transferred by the Automated Clearing House or the Agent or paid by the Agent to a selected dealer; or

2. the third business day after the day the net asset value of the redeemed shares was determined.

The Fund's present policy is to pay dividends so they will be received or credited by approximately the first day of each month.

"How are dividends and distributions paid?"

Dividends and distributions will automatically be reinvested in full and fractional shares of the Fund of the same class at net asset value as of the payment date for the dividend or distribution unless you elect otherwise.

You may choose to have all or any part of your dividends or distributions paid in cash. You can elect to have the cash portion of your dividends or distributions deposited, without charge, by electronic fund transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

You can make any of these elections on the New Account Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

Whether your dividends and distributions are received in cash or reinvested, you will receive a quarterly statement indicating the current status of your investment account with the Fund.

If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Fund may be required to impose backup withholding at a rate of 28% upon payment of redemptions to you and on capital gains distributions (if any) and any other distributions.

The Fund reserves the right to change the dividend and distribution payment option on your account to "reinvest" if mail sent to the address on your account is returned by the post office as "undeliverable" and you have elected to have your account dividends and/or distributions paid in cash. In such event, the Fund would then purchase additional shares of the Fund with any dividend or distribution payments that are "undeliverable." In order to change the option back to "cash," you would need to send the Agent written instructions as described above.

                                 Tax Information

Distributions from the Fund's net income and net short-term capital gains are taxed as ordinary income, except for "qualified dividend income," which under current tax law is taxed at long-term capital gain rates in the hands of qualifying non-corporate taxpayers. If the Fund has net long-term capital gains which are greater than its net short-term capital losses, it will distribute the excess and such distribution will be taxed to you as long-term capital gains, regardless of how long you have held your shares.

         Net capital gains of the Fund, if any, realized through October 31st of each year and not previously paid out will be paid out after that date. The Fund may also pay supplemental distributions after the end of its fiscal year. Capital gains and any other taxable dividends declared in October, November or December and paid to you in January (whether received in cash or reinvested in shares) are taxable for Federal income tax purposes as if received in December. If net capital losses are realized in any year, they are charged against capital and not against net investment income, which is distributed regardless of gains or losses. The fund may enter into certain transactions, including the purchase of put options, and the purchase and writing (i.e., selling) of call options, including the writing (i.e., selling) of "covered" call options and the purchase of options to close out options previously written by the Fund. The closing out or expiration of these positions will result in a capital gain or loss. In addition, certain positions may be subject to "mark to market" accounting, requiring recognition of any unrealized gain or loss at the close of each fiscal year. Depending on the circumstances, under complex hedging, straddle and other tax rules, all or a portion of certain long-term capital gains may be recharacterized as short-term capital gain or other ordinary income component, and certain recognized capital losses may be deferred until the closing out of similar or related positions.

         Short-term gains, when distributed, are taxed to shareholders as ordinary income. Capital losses of the Fund are not distributed, but are carried forward by the Fund to offset gains in later years and reduce future capital gains dividends and amounts taxed to shareholders.

         Distributions from the Fund, whether ordinary income or capital gain in nature, will be taxable to you whether you take them in cash or have them automatically reinvested in shares of the Fund. Distributions from the Fund are also subject to applicable state income taxes. Consult your tax adviser.

         You will receive information on the tax status of the Fund's dividends and distributions annually.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP (independent registered public accounting firm), whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

TO BE UPDATED:

                                                                           Class A
                                            ------------------------------------------------------------------
                                                                   Year Ended December 31,
                                            ------------------------------------------------------------------
                                               2008         2007           2006          2005          2004
                                            ----------   ----------     ----------    ----------    ----------
Net asset value, beginning of period .....  $    30.39   $    32.47     $    29.45    $    27.93    $    24.92
                                            ----------   ----------     ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income (loss) ...........       (0.17)++     (0.20)++       (0.11)+       (0.11)+      (0.17)+
  Net gain (loss) on securities (both
    realized and unrealized) .............      (12.31)       (0.19)          3.51          1.63          3.18
                                            ----------   ----------     ----------    ----------    ----------
  Total from investment operations .......      (12.48)       (0.39)          3.40          1.52          3.01
                                            ----------   ----------     ----------    ----------    ----------
Less distributions:
    Distributions from capital gains .....       (0.34)       (1.69)         (0.38)           --            --
                                            ----------   ----------     ----------    ----------    ----------
Net asset value, end of period ...........  $    17.57   $    30.39     $    32.47    $    29.45    $    27.93
                                            ==========   ==========     ==========    ==========    ==========
Total return (not reflecting sales charge)      (41.07)%      (1.34)%        11.54%         5.44%        12.08%
Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................  $    8,822   $   20,950     $   23,121    $   17,684    $   13,718
  Ratio of expenses to average net assets         1.51%        1.54%          1.72%         1.59%        1.54%
  Ratio of net investment loss to average
    net assets ...........................       (0.67)%      (0.64)%        (0.57)%       (0.48)%      (0.72)%
  Portfolio turnover rate ................        3.70%       16.81%         13.31%         9.78%        8.38%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were:

  Ratio of expenses to average net assets         3.51%        2.73%          2.70%         3.23%        2.82%
  Ratio of net investment loss to average
    net assets ...........................       (2.68)%      (1.82)%        (1.55)%       (2.11)%      (1.99)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets         1.50%        1.50%          1.50%         1.50%         1.50%

                                                                          Class C
                                            --------------------------------------------------------------------
                                                                    Year Ended December 31,
                                            -------------------------------------------------------------------
                                               2008          2007           2006          2005          2004
                                            ----------    ----------     ----------    ----------    ----------
Net asset value, beginning of period .....  $    27.84    $    30.11     $    27.54    $    26.31    $    23.66
                                            ----------    ----------     ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income (loss) ...........       (0.33)++      (0.42)++       (0.32)+       (0.30)+       (0.35)+
  Net gain (loss) on securities (both
    realized and unrealized) .............      (11.23)        (0.16)          3.27          1.53          3.00
                                            ----------    ----------     ----------    ----------    ----------
  Total from investment operations .......      (11.56)        (0.58)          2.95          1.23          2.65
                                            ----------    ----------     ----------    ----------    ----------
Less distributions:
    Distributions from capital gains .....       (0.34)        (1.69)         (0.38)           --            --
                                            ----------    ----------     ----------    ----------    ----------
Net asset value, end of period ...........  $    15.94    $    27.84     $    30.11    $    27.54    $    26.31
                                            ==========    ==========     ==========    ==========    ==========
Total return (not reflecting sales charge)      (41.53)%       (2.08)%        10.71%         4.68%        11.20%
Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................  $      940    $    2,845     $    3,449    $    2,607    $    2,235
  Ratio of expenses to average net assets         2.26%         2.29%          2.47%         2.34%         2.29%
  Ratio of net investment loss to average
    net assets ...........................       (1.43)%       (1.38)%        (1.32)%       (1.24)%       (1.47)%
  Portfolio turnover rate ................        3.70%        16.81%         13.31%         9.78%         8.38%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were:

  Ratio of expenses to average net assets         4.22%         3.47%          3.45%         3.98%         3.56%
  Ratio of net investment loss to average
    net assets ...........................       (3.39)%       (2.56)%        (2.30)%       (2.87)%       (2.74)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets         2.25%         2.25%          2.25%         2.25%         2.25%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.


                                                                    Class I
                                              --------------------------------------------------------
                                                       Year Ended December 31,                Period
                                              -----------------------------------------        Ended
                                                 2008            2007            2006        12/31/05(1)
                                              ---------       ---------       ---------      ---------
Net asset value, beginning of period .....    $   30.58       $   32.51       $   29.46      $   30.26
                                              ---------       ---------       ---------      ---------
Income (loss) from investment operations:
  Net investment income (loss) ...........        (0.11)++        (0.14)++        (0.08)+        (0.02)+
  Net gain (loss) on securities
    (both realized and unrealized) .......       (12.40)          (0.10)           3.51          (0.78)
                                              ---------       ---------       ---------      ---------
  Total from investment operations .......       (12.51)          (0.24)           3.43          (0.80)
                                              ---------       ---------       ---------      ---------
Less distributions:
  Distributions from capital gains .......        (0.34)          (1.69)          (0.38)            --
                                              ---------       ---------       ---------      ---------
Net asset value, end of period ...........    $   17.73       $   30.58       $   32.51      $   29.46
                                              =========       =========       =========      =========
Total return (not reflecting sales charge)       (40.92)%         (0.87)%         11.64%         (2.64)%*
Ratios/supplemental data
  Net assets, end of period
    (in thousands) .....................      $       6       $      11       $      28      $      24
  Ratio of expenses to average net assets          1.30%           1.38%           1.64%          1.43%**
  Ratio of net investment income (loss)
    to average net assets ................        (0.46)%         (0.46)%         (0.48)%        (0.64)%**
  Portfolio turnover rate ................         3.70%          16.81%          13.31%          9.78%*

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were:

  Ratio of expenses to average net assets.         3.37%           2.55%           2.69%          2.67%**
  Ratio of net investment loss to
    average net assets ...................        (2.53)%         (1.63)%         (1.53)%        (1.89)%**

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets.         1.29%           1.34%           1.42%          1.42%**

                                                                          Class Y
                                              ----------------------------------------------------------------
                                                                      Year Ended December 31,
                                              ----------------------------------------------------------------
                                                 2008          2007           2006         2005         2004
                                              ---------     ---------      ---------    ---------    ---------
Net asset value, beginning of period .....    $   31.25     $   33.25      $   30.08    $   28.45    $   25.32
                                              ---------     ---------      ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income (loss) ...........        (0.11)++      (0.12)++       (0.03)+      (0.05)+      (0.11)+
  Net gain (loss) on securities
    (both realized and unrealized) .......       (12.67)        (0.19)          3.58         1.68         3.24
                                              ---------     ---------      ---------    ---------    ---------
  Total from investment operations .......       (12.78)        (0.31)          3.55         1.63         3.13
                                              ---------     ---------      ---------    ---------    ---------
Less distributions:
  Distributions from capital gains .......        (0.34)        (1.69)         (0.38)          --           --
                                              ---------     ---------      ---------    ---------    ---------
Net asset value, end of period ...........    $   18.13     $   31.25      $   33.25    $   30.08    $   28.45
                                              =========     =========      =========    =========    =========
Total return (not reflecting sales charge)       (40.90)%       (1.07)%        11.80%        5.73%       12.36%
Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................    $     558     $   1,667      $   1,616    $   1,430    $   1,661
  Ratio of expenses to average net assets.         1.26%         1.29%          1.47%        1.34%        1.29%
  Ratio of net investment income (loss)
    to average net assets ................        (0.43)%       (0.39)%        (0.31)%      (0.26)%      (0.47)%
  Portfolio turnover rate ................         3.70%        16.81%         13.31%        9.78%        8.38%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were:

  Ratio of expenses to average net assets.         3.21%         2.48%          2.45%        2.99%        2.56%
  Ratio of net investment loss to
    average net assets ...................        (2.38)%       (1.59)%        (1.30)%      (1.91)%      (1.75)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets.         1.25%         1.25%          1.25%        1.25%        1.25%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.
(1) Commenced operations on December 1, 2005.



[Inside back cover]


FOUNDERS
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation


MANAGER
Aquila Investment Management LLC
380 Madison Avenue, Suite 2300
New York, New York 10017


BOARD OF TRUSTEES
Tucker Hart Adams, Chair
Gary C. Cornia
Grady Gammage, Jr.
Diana P. Herrmann
Glenn P. O'Flaherty


OFFICERS
Diana P. Herrmann, President
Barbara S. Walchli, Senior Vice President and Portfolio Manager
Marie E. Aro, Senior Vice President
R. Lynn Yturri, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M. W. Hines, Secretary


DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT PNC Global Investment Servicing 101 Sabin Street Pawtucket, Rhode Island 02860

CUSTODIAN
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103


COUNSEL
Butzel Long, a professional corporation
380 Madison Avenue
New York, New York 10017

This Prospectus concisely states information about the Fund that you should know before investing. A Statement of Additional Information about the Fund (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Fund and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus and is therefore legally a part of this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Fund available to you.

You can get additional information about the Fund's investments in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You can get the SAI and the Fund's annual and semi-annual reports without charge upon request by calling 800-437-1020 (toll-free) or by visiting the Fund's website at www.aquilafunds.com.

In addition, you can review and copy information about the Fund (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 202-551-8090. Reports and other information about the Fund are also available on the EDGAR Database at the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

The file number under which the Fund is registered with the SEC under the Investment Company Act of 1940 is 811-8168.


                        AQUILA ROCKY MOUNTAIN EQUITY FUND


                                   One Of The
                              Aquila Group Of Funds

                                   PROSPECTUS

                   To make shareholder account inquiries, call
                   the Fund's Shareholder Servicing Agent at:
                             800-437-1000 toll-free
                               or you can write to
                         PNC Global Investment Servicing
                                101 Sabin Street
                            Pawtucket, RI 02860-1427

                                          Ticker Symbol       CUSIP #
                           Class A Shares   ROCAX             03839M102
                           Class C Shares   ROCCX             03839M201
                           Class I Shares   ROCIX             03839M409
                           Class Y Shares   ROCYX             03839M300

This Prospectus should be read and retained for future reference

                        Aquila Rocky Mountain Equity Fund
                          380 Madison Avenue Suite 2300
                               New York, NY 10017
                                  800-437-1020
                                  212-697-6666



Statement of Additional Information                               April 30, 2010



         This Statement of Additional Information (the " SAI") has been incorporated by reference into the Prospectus for the Fund dated April 30, 2010. The SAI is not a prospectus. The SAI should be read in conjunction with the Prospectus.



                       The Prospectus may be obtained from
                the Fund's Distributor, Aquila Distributors, Inc.
               380 Madison Avenue, Suite 2300, New York, NY 10017
                             800-437-1020 toll-free
                                 or 212-697-6666



Financial Statements


         The financial statements for the Fund for the year ended December 31, 2009, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into this SAI. Those financial statements have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose report thereon is incorporated herein by reference. The Annual Report of the Fund can be obtained without charge by calling the toll-free number listed above. The Annual Report will be delivered with the SAI.



TABLE OF CONTENTS

Fund History.................................................................._
Investment Strategies and Risks..............................................._
Fund Policies................................................................._
Management of the Fund........................................................_
Ownership of Securities......................................................__
Investment Advisory and Other Services ......................................__
Brokerage Allocation and Other Practices.....................................__
Capital Stock................................................................__
Purchase, Redemption, and Pricing of Shares..................................__
Additional Tax Information...................................................__
Underwriters.................................................................__
Proxy Voting Policies........................................................__
Appendix A...................................................................__

                        Aquila Rocky Mountain Equity Fund

                       Statement of Additional Information

                                  Fund History

The Fund is a Massachusetts business trust formed in 1994. It is an open-end, diversified management investment company.


                         Investment Strategies and Risks

     The Fund's investment objective is capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of companies having a significant business presence in the general Rocky Mountain region of our country, consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming.


Convertible Securities

     The Fund may invest up to 25% of its assets in convertible securities, primarily of Rocky Mountain Companies, if the Manager, Aquila Investment Management LLC, believes there is potential of capital growth through the conversion option and acceptable investment income prior to conversion. Only convertible securities rated investment grade by a nationally recognized statistical rating organization will be purchased. In general, there are nine separate credit ratings ranging from the highest to the lowest quality standards for debt obligations. Obligations rated within the four highest ratings are considered "investment grade." Not more than 5% of the Fund's net assets may be invested in convertible securities having the lowest of the four investment grade ratings. Obligations rated in the fourth such credit rating are considered by the rating agencies to be of medium quality and thus may present investment risks not present in more highly rated obligations. Such bonds lack outstanding investment characteristics and may in fact have speculative characteristics as well; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. See Appendix A below for more information about credit.

     A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the dividends received from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords the opportunity through its conversion feature to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Warrants

     The Fund may also invest up to 5% of its net assets, as determined at time of purchase, in warrants of Rocky Mountain Companies. Warrants entitle the holder to purchase a fixed number of shares of the common stock of the issuer at a fixed price during certain specified times. The value of the warrants from time to time depends upon the market evaluation of the likelihood that exercise of the warrants would be economically advantageous before they expire. The market price of warrants tends to be more volatile than that of the underlying common stock.

Lending of Portfolio Securities

     In order to generate additional income, the Fund may lend portfolio securities, up to 25% of its net assets, to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will enter into loan arrangements only with broker-dealers, banks, or other institutions which the Manager has determined are creditworthy under guidelines established by the Fund's Board of Trustees and will receive collateral in the form of cash or short-term U.S. Government securities equal at least to 100% of the value of the securities loaned. The value of the collateral and the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. However, the amounts received by the Fund may be reduced by any finders' fees paid to broker-dealers and any other related expenses.

Borrowings by the Fund

     The Fund can borrow money for temporary or emergency purposes from a bank. The Fund will not borrow amounts in excess of 10% of net assets and will not purchase securities if borrowings are equal to or greater than 5% of net assets. The Fund intends primarily to exercise such borrowing authority to meet any abnormal level of shareholder redemptions and under circumstances where redemptions exceed available cash.

Repurchase Agreements

     The Fund may purchase securities subject to repurchase agreements, provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by at least one nationally recognized statistical rating organization. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Manager will regularly review the financial strength of all parties to repurchase agreements with the Fund.

     Under a repurchase agreement, at the time the Fund purchases a security, the Fund also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

     Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such transactions being explicitly included in the definition of "lend" in the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Fund or its custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in book entry system, the book entry is maintained in the name of the Fund or its custodian.

     The Fund retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party. However, in the event of bankruptcy or other default by the other party, there may be delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest.

Shares of Investment Companies

     The Fund may purchase shares of money-market portfolios of investment companies other than those of the Aquila Group of Funds. The Fund will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which the Fund invests may have a distribution plan under which it may pay for distribution expenses or services. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which the Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of the Fund so invested. The Fund may not invest in the shares of investment companies if immediately thereafter it will have invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it will own more than 3% of the total outstanding voting stock of such a company.

Options Transactions

     The Fund may purchase put options and purchase and write (i.e., sell) call options for hedging purposes, in order to generate additional income, or as a means of taking a position in a security deemed attractive by the Manager. The Fund will purchase or write options only on equity securities that are traded on national securities exchanges or that are listed on NASDAQ. The Fund may purchase put and write call options only on equity securities which are held in the Fund's investment portfolio or to close out positions. Additionally, the Fund may purchase calls on securities which are not in the Fund's portfolio or to close out positions.

     The Fund will not (a) write call options if immediately after any such transaction, the aggregate value of the securities underlying the calls would exceed 20% of the Fund's net assets, or (b) purchase put or call options if, immediately after such purchases, the premiums paid for all such options owned at the time would exceed 5% of the Fund's net assets. The Fund will not write put options except to close out positions.

     While the Fund may engage in puts and calls to a limited extent, there are certain risks associated with this activity that are different than investing in the underlying securities directly. Option transactions involve risks and transaction costs which the Fund would not incur if it did not engage in option transactions. If the Manager's predictions of movements in the direction of the securities markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options include dependence upon the Manager's ability to predict correctly movements in the direction of securities prices and the possible absence of a liquid secondary market for any particular instrument at any time.

Writing Covered Call Options

     The Fund may write (sell) "covered" call options (and purchase options to close out options previously written by the Fund) to generate additional income from option premiums. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security underlying the option. Covered call options will generally be written on securities which, in the opinion of the Manager, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time prior to a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing the option which he previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation
(OCC) and of the Exchanges. The Fund will write only covered call options. This means that the Fund will only write a call option on a security which the Fund already owns. The Fund will not write call options on when-issued securities.

     Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration date of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or a loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account. The Fund does not consider a security covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

     The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. In determining whether a particular call option should be written on a particular security, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

     If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option (whether an exchange-traded option or a NASDAQ option) is required to pledge for the benefit of the broker the underlying security or other assets in accordance with rules of the OCC, which is an institution created to interpose itself between buyers and sellers of options. Technically, the OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

     Call options written by the Fund will normally have expiration dates of less than nine months from the date written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases additional brokerage commissions will be incurred.

     The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Purchasing Put Options

     The Fund may purchase put options on an underlying security owned by the Fund. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities. The example of such use of put options is provided below. The Fund will not purchase options for leverage purposes and will commit no more than 5% of its assets to premiums when purchasing put options.

     The Fund may purchase a put option on an underlying security (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of its security. Such hedge protection is provided only during the life of the put option when the Fund as the holder of the put option is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Manager deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

     The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. The option will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

Writing Put Options

     The Fund will not write put options except to close out transactions as described above.

Purchasing Call Options

     The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below. The Fund will not purchase options for leverage purposes and will commit no more than 5% of its assets to premiums when purchasing call options.

     Call options may be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to fix its cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of stock that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

Risks Associated with Options Transactions

     Option transactions involve risks and transaction costs which the Fund would not incur if it did not engage in option transactions. If the Manager's predictions of movements in the direction of the securities markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options include (i) dependence upon the Manager's ability to predict correctly movements in the direction of securities prices; (ii) imperfect correlation between the price of options and the movements in the prices of securities being hedged; (iii) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the possible absence of a liquid secondary market for any particular instrument at any time;
(v) the possible need to defer closing out certain hedged positions to avoid adverse consequences and (vi) the possible inability of the Fund to purchase or sell portfolio securities at a time when it would otherwise be favorable to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, because of the requirement for the Fund to maintain "cover" or to segregate securities in connection with a hedging transaction.

Portfolio Turnover

..........A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average value of such securities during the year, excluding certain short term securities. Since the turnover rate of the Fund will be affected by a number of factors, the Fund is unable to predict what rate the Fund will have in any particular period or periods, although such rate is not expected to exceed 60%. The factors which may affect the rate include (i) the possible necessary sales of portfolio securities to meet redemptions; and
(ii) the possibility of purchasing or selling portfolio securities without regard to the length of time they have been held to attempt to take advantage of market opportunities and to avoid market declines. Short-term trading increases portfolio turnover and transaction costs.


                                  Fund Policies

Investment Restrictions

     The Fund has a number of policies concerning what it can and cannot do. Those that are called fundamental policies cannot be changed unless the holders of a "majority," as defined in the 1940 Act, of the Fund's outstanding shares vote to change them. Under the 1940 Act, the vote of the holders of a "majority" of the Fund's outstanding shares means the vote of the holders of the lesser of
(a) 67% or more of the dollar value of the Fund's shares present at a meeting or represented by proxy if the holders of more than 50% of the dollar value of its shares are so present or represented; or (b) more than 50% of the dollar value of the Fund's outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below:

1. The Fund invests only in certain limited securities.

     The Fund cannot buy any securities other than those discussed under "Investment of the Fund's Assets" in the Prospectus and in "Investment Strategies and Risks" in the SAI; therefore the Fund cannot buy any commodities or commodity contracts, any mineral related programs or leases or combinations thereof.

The Fund cannot purchase or hold the securities of any issuer if, to its knowledge, Trustees, Directors or officers of the Fund or its Manager who individually own beneficially more than 0.5% of the securities of that issuer together own in the aggregate more than 5% of such securities.

The Fund cannot buy real estate or any non-liquid interests in real estate investment trusts; however, it can buy any securities which it can otherwise buy even though the issuer invests in real estate or has interests in real estate.

2. The Fund does not buy for control.

     The Fund cannot invest for the purpose of exercising control or management of other companies.

3. The Fund does not sell securities it does not own or borrow from brokers to buy securities.

     Thus, it cannot sell short or buy on margin; however, the Fund can make margin deposits in connection with the purchase or sale of options and can pay premiums on these options.

4. The Fund is not an underwriter.

     The Fund cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, it cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal reasons.

5. The Fund has industry investment requirements.

     The Fund cannot buy securities in any one industry if more than 25% of its total assets would then be invested in securities of that industry.

6. The Fund can make loans only by lending securities or entering into repurchase agreements.

     The Fund can lend its portfolio securities (see "Lending of Portfolio Securities") and can enter into repurchase agreements (see "Repurchase Agreements") but cannot otherwise make loans. The Fund can buy debt securities as described above (see "Investment of the Fund's Assets"); this is investing, not making a loan.

7. The Fund can borrow only in limited amounts for special purposes.

     The Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Fund's income. Except in connection with borrowings, the Fund will not issue senior securities.

     The Fund will not purchase any security while it has any outstanding borrowings which exceed 5% of the value of its total assets.


TO BE UPDATED
                             Management of the Fund


The Board of Trustees

     The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of any advisory and sub-advisory agreements and their annual renewal, contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.


     The Fund has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Fund. The Committee determines what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Fund's internal accounting procedures and controls. The Audit Committee had _____ meetings during the last fiscal year.



     The Fund has a Nominating Committee, consisting of all of the non-interested Trustees. The Nominating Committee held ____ meeting during the last fiscal year. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Manager at 380 Madison Avenue, New York, NY 10017.


Trustees and Officers

     The following material includes information about each Trustee and officer and the Chairman Emeritus of the Fund. All shares of the Fund listed as owned by the Trustees are Class A Shares unless indicated otherwise.

                         Positions
                         Held with
                         Fund,                                           Number of
                         Length of                                       Portfolios    Other Directorships
                         Service(2) and                                  in Fund       Held by Trustee During
                         Qualifications                                  Complex       Past 5 Years (The position
Name, Address(1)         for Serving      Principal Occupation(s)        Overseen      held is a directorship
and Date of Birth        as Trustee(3)    During Past 5 Years            by Trustee    unless indicated otherwise.)
------------------       ----------       -------------------            ----------    ----------------------------

Interested
Trustee((4))

Diana P. Herrmann        Trustee since    Vice Chair and Chief           12            ICI Mutual Insurance Company
New York, NY             1997 and         Executive Officer of Aquila                  (2006-2009)
(02/25/58)               President        Management Corporation,
                         since 2002       Founder of the Aquila Group
                                          of Funds(5) and parent of
                         More than 20     Aquila Investment Management
                         years of         LLC, Manager since 2004,
                         experience in    President since 1997, Chief
                         mutual fund      Operating Officer,
                         management       1997-2008, a Director since
                                          1984, Secretary since 1986
                                          and previously its Executive
                                          Vice President, Senior Vice
                                          President or Vice President,
                                          1986-1997; Chief Executive
                                          Officer and Vice Chair since
                                          2004, President and Manager
                                          of the Manager since 2003,
                                          and Chief Operating Officer
                                          of the Manager, 2003-2008;
                                          Chair, Vice Chair,
                                          President, Executive Vice
                                          President and/or Senior Vice
                                          President of funds in the
                                          Aquila Group of Funds since
                                          1986; Director of the
                                          Distributor since 1997;
                                          Governor, Investment Company
                                          Institute (the trade
                                          organization for the U.S.
                                          mutual fund industry
                                          dedicated to protecting
                                          shareholder interests and
                                          educating the public about
                                          investing) for various
                                          periods since 2004, and head
                                          of its Small Funds
                                          Committee, 2004-2009; active
                                          in charitable and volunteer
                                          organizations.

Non-interested
Trustees

Tucker Hart Adams        Chair of the     President, The Adams Group,     4            Advisory board,
Colorado Springs,        Board of         Inc., an economic consulting                 Griffis/Blessings, Inc.
CO                       Trustees since   firm, since 1989; formerly                   (commercial property
(01/11/38)               2005 and         Chief Economist, United                      development and management);
                         Trustee since    Banks of Colorado; currently                 advisory board, Kachi
                         1993             or formerly active with                      Partners (middle market
                                          numerous professional and                    buyouts);  Trustee, Colorado
                         Experienced      community organizations.                     Health Facilities Authority;
                         economist with                                                formerly, Director, Touch
                         extensive                                                     America, Colorado Health
                         knowledge of                                                  Facilities Authority and
                         the Rocky                                                     Mortgage Analysis Computer
                         Mountain region                                               Corp.

Gary C. Cornia           Trustee since    Dean, Marriott School of        5            Lincoln Institute of Land
Orem, UT                 2002             Management, Brigham Young                    Policy, Cambridge, MA
(06/24/48)                                University, since 2008;
                         Experienced      Director, Romney Institute
                         educator in      of Public Management,
                         business and     Marriott School of
                         finance          Management, 2004-2008;
                                          Professor, Marriott School
                                          of Management, 1980-present;
                                          Past President, National Tax
                                          Association; Fellow, Lincoln
                                          Institute of Land Policy,
                                          2002-present; Associate
                                          Dean, Marriott School of
                                          Management, Brigham Young
                                          University, 1991-2000;
                                          member, Utah Governor's Tax
                                          Review Committee, 1993-2009.

Grady Gammage, Jr.       Trustee since    Founding partner, Gammage &     4            None
Phoenix, AZ (10/01/51)   2004             Burnham, PLC, a law firm,
                                          Phoenix, Arizona, since
                         Lawyer and       1983; director, Central
                         active in        Arizona Water Conservation
                         public affairs   District, 1992-2004;
                         in the region    director, Arizona State
                                          University Foundation since
                                          1998; active with Maricopa
                                          Partnership for Arts &
                                          Culture; Public
                                          Architecture; Arizona
                                          Historical Foundation.

Glenn P. O'Flaherty      Trustee since    Chief Financial Officer and     6            None
Denver, CO               2007             Chief Operating Officer of
(08/03/58)                                Lizard Investors, LLC,
                         Knowledgeable    February-December 2008;
                         about            Co-Founder, Chief Financial
                         financial        Officer and Chief Compliance
                         markets and      Officer of Three Peaks
                         operation of     Capital Management, LLP,
                         mutual funds     2003-2005; Vice President -
                                          Investment Accounting,
                                          Global Trading and Trade
                                          Operations, Janus Capital
                                          Corporation, and Chief
                                          Financial Officer and
                                          Treasurer, Janus Funds,
                                          1991-2002.

Other Individuals
Chairman Emeritus (6)

Lacy B. Herrmann         Founder and      Founder and Chairman of the     N/A          N/A
New York, NY             Chairman         Board, Aquila Management
(05/12/29)               Emeritus since   Corporation, the sponsoring
                         2006, Chairman   organization and parent of
                         of the Board     the Manager or Administrator
                         of Trustees,     and/or Adviser to each fund
                         1993-2005        of the Aquila Group of
                                          Funds; Chairman of the
                                          Manager or Administrator
                                          and/or Adviser to each since
                                          2004; Founder and Chairman
                                          Emeritus of each fund in the
                                          Aquila Group of Funds;
                                          previously Chairman and a
                                          Trustee of each fund in the
                                          Aquila Group of Funds since
                                          its establishment until 2004
                                          or 2005; Director of the
                                          Distributor since 1981 and
                                          formerly Vice President or
                                          Secretary, 1981-1998;
                                          Director or  trustee,
                                          Premier VIT, 1994-2009;
                                          Director or trustee of
                                          Oppenheimer Quest Value
                                          Funds Group, Oppenheimer
                                          Small Cap Value Fund,
                                          Oppenheimer Midcap Fund,
                                          1987-2009, and Oppenheimer
                                          Rochester Group of Funds,
                                          1995-2009; Trustee Emeritus,
                                          Brown University and the
                                          Hopkins School; active in
                                          university, school and
                                          charitable organizations.


Officers

Charles E.              Executive Vice     Executive Vice President of    N/A          N/A
Childs, III             President since    all funds in the Aquila
New York, NY            2003               Group of Funds and the
(04/01/57)                                 Manager and the Manager's
                                           parent since 2003; Executive
                                           Vice President and Chief
                                           Operating Officer of the
                                           Manager and the Manager's
                                           parent since 2008; formerly
                                           Senior Vice President,
                                           corporate development, Vice
                                           President, Assistant Vice
                                           President and Associate of
                                           the Manager's parent since
                                           1987; Senior Vice President,
                                           Vice President or Assistant
                                           Vice President of the Aquila
                                           Money-Market Funds,
                                           1988-2003.

Maryann Bruce           Senior Vice        President, Aquila              N/A          N/A
Cornelius, NC           President since    Distributors, Inc., since
(04/01/60)              2009               2008; Senior Vice President
                                           of each of the equity and
                                           bond funds in the Aquila
                                           Group of Funds since 2009;
                                           Executive Managing Director,
                                           Evergreen Investments,
                                           2004-2007, President,
                                           Evergreen Investment
                                           Services, Inc., 1999-2007;
                                           President and CEO, Allstate
                                           Financial Distributors,
                                           Inc., 1998-1999; Senior Vice
                                           President and Director
                                           Financial Institution
                                           Division, OppenheimerFunds,
                                           Inc., 1990-1998, Regional
                                           Vice President, 1987-1990;
                                           Vice President and Mutual
                                           Fund Marketing Manager, J.C.
                                           Bradford & Company,
                                           1982-1987.

Marie E. Aro            Senior Vice        Senior Vice President,          N/A         N/A
Denver, CO              President since    Aquila Rocky Mountain Equity
(02/10/55)              2004               Fund, and Vice President,
                                           Tax-Free Trust of Arizona, since
                                           2004; Senior Vice President, Aquila
                                           Three Peaks High Income Fund, since
                                           2006; Vice President, INVESCO Funds
                                           Group, 1998-2003; Vice President of
                                           the Distributor, 1993-1997.

Barbara S. Walchli      Senior Vice        Senior Vice President and       N/A         N/A
Phoenix, AZ             President since    Portfolio Manager of Aquila
(09/24/52)              1999               Rocky Mountain Equity Fund
                                           since 1999; Fund Co-manager, One
                                           Group Large Company Growth Fund and
                                           One Group Income Equity Fund, Banc
                                           One Investment Advisors, 1996-1997;
                                           Director of Research, Senior Vice
                                           President, First Interstate Capital
                                           Management, 1995-1996; Investment
                                           Committee, Arizona Community
                                           Foundation 1986-2007; member,
                                           Institute of Chartered Financial
                                           Analysts, Association for Investment
                                           Management and Research and the
                                           Phoenix Society of Financial
                                           Analysts; formerly Senior Analyst,
                                           Banc One Investment Advisors and
                                           Director of Research, Valley National
                                           Bank.

R. Lynn Yturri          Senior Vice        Senior Vice President           N/A         N/A
Scottsdale, AZ          President          Investments, Aquila
(08/29/42)              Investments        Investment Management LLC
                        since 2006         since 2005, Senior Vice
                                           President Investments,
                                           Aquila Rocky Mountain Equity
                                           Fund since 2006; Senior Vice
                                           President and equity fund
                                           manager, JP Morgan Chase,
                                           formerly One Group, Bank
                                           One's mutual fund family,
                                           1992-2004.

Stephen J. Caridi       Vice President     Vice President of the           N/A         N/A
New York, NY            since 2006         Distributor since 1995; Vice
(05/06/61)                                 President, Hawaiian Tax-Free
                                           Trust since 1998; Senior Vice
                                           President, Narragansett Insured
                                           Tax-Free Income Fund since 1998, Vice
                                           President 1996-1997; Senior Vice
                                           President, Tax-Free Fund of Colorado
                                           2004-2009; Vice President, Aquila
                                           Rocky Mountain Equity Fund since
                                           2006.

Sherri Foster           Vice President     Senior Vice President,          N/A         N/A
Lahaina, HI (07/27/50)  since 2006         Hawaiian Tax-Free Trust
                                           since 1993 and formerly Vice
                                           President or Assistant Vice
                                           President; Vice President since 1997
                                           and formerly Assistant Vice President
                                           of the three Aquila Money-Market
                                           Funds; Vice President, Aquila Rocky
                                           Mountain Equity Fund since 2006;
                                           Registered Representative of the
                                           Distributor since 1985.

Jason T. McGrew         Vice President     Vice President, Churchill       N/A         N/A
Elizabethtown, KY       since 2006         Tax-Free Fund of Kentucky
(08/14/71)                                 since 2001, Assistant Vice
                                           President, 2000-2001; Vice President,
                                           Aquila Rocky Mountain Equity Fund
                                           since 2006; Investment Broker with
                                           Raymond James Financial Services
                                           1999-2000 and with J.C. Bradford and
                                           Company 1997-1999; Associate Broker
                                           at Prudential Securities 1996-1997.

Christine L. Neimeth    Vice President     Vice President of Aquila        N/A         N/A
Portland, OR            since 1999         Rocky Mountain Equity Fund
(02/10/64)                                 and Tax-Free Trust of Oregon.

Alan R. Stockman        Vice President     Senior Vice President,          N/A         N/A
Glendale, AZ            since 1999         Tax-Free Fund of Colorado,
(07/31/54)                                 since 2009; Senior Vice
                                           President, Tax-Free Trust of Arizona
                                           since 2001, Vice President,
                                           1999-2001; Vice President, Aquila
                                           Rocky Mountain Equity Fund since
                                           1999; Bank One, Commercial Client
                                           Services representative, 1997-1999;
                                           Trader and Financial Consultant,
                                           National Bank of Arizona (Zions
                                           Investment Securities Inc.), Phoenix,
                                           Arizona 1996-1997.

M. Kayleen Willis       Vice President     Vice President, Tax-Free        N/A         N/A
Salt Lake City, UT      since 2004         Fund For Utah since
(06/11/63)                                 September 2003, Assistant
                                           Vice President, 2002-2003;
                                           Vice President, Aquila Rocky
                                           Mountain Equity Fund, since
                                           2004.

Robert S. Driessen      Chief Compliance   Chief Compliance Officer of     N/A         N/A
New York, NY            Officer since      each fund in the Aquila
(10/12/47)              2009               Group of Funds, the Manager
                                           and the Distributor since December
                                           2009; Vice President, Chief
                                           Compliance Officer, Curian Capital,
                                           LLC, 2004-2008; Vice President, Chief
                                           Compliance Officer, Phoenix
                                           Investment Partners, Ltd., 1999-
                                           2004; Vice President, Risk Liaison,
                                           Corporate Compliance, Bank of
                                           America, 1996-1999; Vice President,
                                           Securities Compliance, Prudential
                                           Insurance Company of America,
                                           1993-1996; various positions to
                                           Branch Chief, US Securities and
                                           Exchange Commission, 1972-1993.

Joseph P. DiMaggio      Chief          Chief Financial Officer of each     N/A         N/A
New York, NY            Financial      fund in the Aquila Group of
(11/06/56)              Officer        Funds since 2003 and Treasurer
                        since 2003     since 2000.
                        and
                        Treasurer
                        since 2000

Edward M. W. Hines      Secretary      Of Counsel to Butzel Long, a        N/A         N/A
New York, NY            since 1993     professional corporation,
(12/16/39)                             counsel to the Fund, since 2010
                                       and previously Shareholder since 2007;
                                       Partner of Hollyer Brady Barrett & Hines
                                       LLP, its predecessor as counsel,
                                       1989-2007; Secretary of each fund in the
                                       Aquila Group of Funds.

John M. Herndon         Assistant      Assistant Secretary of each fund    N/A         N/A
New York, NY            Secretary      in the Aquila Group of Funds
(12/17/39)              since 1995     since 1995 and Vice President of
                                       the three Aquila Money-Market Funds since
                                       1990; Vice President of the Manager or
                                       its predecessor and current parent since
                                       1990.

Lori A. Vindigni        Assistant      Assistant Treasurer of each fund    N/A         N/A
New York, NY            Treasurer      in the Aquila Group of Funds
(11/02/66)              since 2000     since 2000; Assistant Vice
                                       President of the Manager or its
                                       predecessor and current parent since
                                       1998; Fund Accountant for the Aquila
                                       Group of Funds, 1995-1998.

(1) The mailing address of each Trustee and officer is c/o Aquila Rocky Mountain Equity Fund, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(2) Because the Fund does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(3) These are the qualifications, attributes or skills on which it was concluded that service as Trustee is appropriate.

(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds."

(6) The Chairman Emeritus may attend Board meetings but has no voting power.


TO BE UPDATED
                       Securities Holdings of the Trustees
                                (as of 12/31/09)


                                                 Dollar Range of
                                            Ownership in Aquila Rocky            Aggregate Dollar Range of Ownership in
Name of Trustee                              Mountain Equity Fund(1)                 the Aquila Group of Funds (1)

Interested Trustee

Diana P. Herrmann                                       C                                         E

Non-interested Trustees

Tucker Hart Adams                                       B                                         C

Gary C. Cornia                                          E                                         E

Grady Gammage, Jr.                                      D                                         E

Glenn P. O'Flaherty                                     C                                         C

(1)  A. None
     B. $1-$10,000
     C. $10,001-$50,000
     D. $50,001-$100,000
     E. over $100,000

     None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Manager or the Distributor.

Trustee Compensation


     The Fund does not currently pay fees to any of the Fund's officers or to Trustees affiliated with the Manager. For its fiscal year ended December 31, 2009, the Fund paid a total of $_______ in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Fund to its Trustees.


     The Fund is one of the twelve funds in the Aquila Group of Funds, which consists of three money-market funds, seven tax-free municipal bond funds, a high-income corporate bond fund and an equity fund. The following table lists the compensation of all non-interested Trustees who received compensation from the Trust and the compensation they received during the Trust's fiscal year from other funds in the Aquila Group of Funds. None of such Trustees has any pension or retirement benefits from the Trust or any of the other funds in the Aquila Group of Funds.


TO BE UPDATED

                                                          Compensation from all        Number of Boards
                              Compensation from the        Funds in the Aquila       on which the Trustee
           Name                        Fund                  Group of Funds                 Serves

Tucker H. Adams                      $_______                   $_______                       4
Gary C. Cornia                       $_______                   $_______                       5
Grady Gammage, Jr.                   $_______                   $_______                       4
Glenn P. O'Flaherty                  $_______                   $_______                       6


     Class A Shares may be purchased without a sales charge by the Fund's Trustees and officers. (See "Reduced Sales Charges for Certain Purchases of Class A Shares," below.)

                             Ownership of Securities


     On _____ ___, 2010, the following persons held 5% or more of any class of the Fund's outstanding shares. On the basis of information received from the institutional holders, the Fund's management believes that all of the shares indicated are held by them for the benefit of clients.



TO BE UPDATED


Name and address
of the holder of record                                Number of shares                  Percent of class

Institutional 5% shareholders

Merrill Lynch Pierce Fenner
& Smith Inc.                                             56,888 Class A Shares                   11.99%
FBO its Customers                                        21,473 Class C Shares                   40.61%
4800 Deer Lake Drive East                                 7,747 Class Y Shares                   26.79%
Jacksonville, FL

Reliance Trust Co. Cust.
FBO Aquila Management 401 PSP                            28,116 Class A Shares                    5.93%
P.O. Box 48529
Atlanta, GA

Charles Schwab & Co. Inc.                                   362 Class I Shares                  100.00%
Special Custody Account
FBO Customers
101 Montgomery Street
San Francisco, CA

Additional 5% shareholders

NFS LLC FEBO                                              1,957 Class Y Shares                    6.77%
Grace Y Lau
Grace Y Lau Ttee
1643 E Bethany Home Rd
Phoenix AZ

Richard B Burnham and Jeffrey J                           1,652 Class Y Shares                    5.71%
Miller Trst
Gammage & Burnham PSP & Trust
2 N Central Ave 18th Flr
Phoenix AZ

Strafe & Co                                               1,454 Class Y Shares                    5.03%
FBO Delph Family Trust
P.O.Box 160
Westerville, OH

     The Fund's management is not aware of any other person beneficially owning more than 5% of any class of its outstanding shares as of such date.


TO BE UPDATED


Management Ownership

     The officers and Trustees of the Fund as a group owned approximately 2.4% of the Fund's outstanding shares as of March 31, 2009.

                     Investment Advisory and Other Services

Additional Information about the Manager and the Distributor

Management Fees


     During the fiscal years ended December 31, 2009, 2008 and 2007 the Fund accrued fees to the Manager under the Sub-Advisory Agreement then in effect as follows:


Year                       Fee              Waivers and Reimbursements



2009                       $_______         ______________________________


2008                       $261,584         All waived. In addition, the Manager
                                            agreed to reimburse the Fund for
                                            expenses in the amount of $71,473,
                                            which was paid in 2008. $34,392
                                            was paid in early January 2009.

2007                       $389,891         $352,549 was waived.


     The management fee is treated as a Fund expense and, as such, is allocated to each class of shares based on the relative net assets of that class.

     Aquila Distributors, Inc. 380 Madison Avenue, Suite 2300, New York, NY 10017 is the Fund's Distributor. The Distributor currently handles the distribution of the shares of twelve funds (three money-market funds, seven tax-free municipal bond funds, a high-income corporate bond fund and an equity fund), including the Fund. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

     The shares of the Distributor are owned 24% by Diana P. Herrmann, 74% by Mr. Herrmann and other members of his immediate family, and the balance by Aquila Management Corporation.

The Advisory and Administration Agreement


     The Advisory and Administration Agreement provides that, subject to the direction and control of the Board of Trustees of the Fund, the Manager shall:


     Under the Agreement, at its own expense, the Manager provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Manager.

     Subject to the control of the Fund's Board of Trustees, the Manager provides all administrative services to the Fund; as part of such duties, the Manager (i) provides office space, personnel, facilities and equipment for the performance of its investment advisory duties and the following functions and for the maintenance of the Fund's headquarters; (ii) oversees all relationships between the Fund and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation, subject to the approval of the Fund's Board of Trustees, of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation and for the sale, servicing, or redemption of the Fund's shares; (iii) (except with respect to the pricing of the Fund's portfolio, which is specifically discussed below) either keeps the accounting records of the Fund, including the computation of net asset value per share and the dividends or, at its expense and responsibility, delegates such duties in whole or in part to a company satisfactory to the Fund; (iv) maintains the Fund's books and records and prepares (or assists counsel and auditors in the preparation of) all required proxy statements, reports to shareholders and Trustees, reports to and other filings with the Securities and Exchange Commission and any other governmental agencies, and tax returns, and oversees the Fund's insurance relationships; (v) prepares, on the Fund's behalf and at its expense, such applications and reports as may be necessary to register or maintain the Fund's registration or that of its shares under the securities or "Blue-Sky" laws of all such jurisdictions as may be required from time to time; and (vi) responds to any inquiries or other communications from shareholders and broker-dealers, or if any such inquiry or communication is more properly to be responded to by the Fund's shareholder servicing and transfer agent or distributor, oversees such shareholder servicing and transfer agent's or distributor's response thereto. Since the Fund pays its own legal and audit expenses, to the extent that the Fund's counsel and accountants prepare or assist in the preparation of prospectuses, proxy statements and reports to shareholders, the costs of such preparation or assistance are paid by the Fund.

     The Fund agrees to pay the Manager, and the Manager agrees to accept as full compensation for all services rendered under the Agreement, a fee payable monthly and computed on the net asset value of the Fund at the end of each business day at the annual rate of 1.50% of such net asset value on net assets of the Fund up to $15,000,000, 1.20% on net assets of the Fund above $15,000,000 to $50,000,000 and 0.90 of 1% of the Fund's net assets above $50,000,000.

     The Agreement may be terminated at any time without penalty by the Manager upon sixty days' written notice to the Fund; it may be terminated by the Fund at any time without penalty upon giving the Manager sixty days' written notice, provided that such termination by the Fund shall be directed or approved by a vote of a majority of the Trustees in office at the time, including a majority of the Trustees who are not interested persons of the Fund. The Agreement will otherwise continue indefinitely. In either case the notice provision may be waived.

     The Agreement provides that the Manager shall not be liable for any error in judgment or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence of the Manager in the performance of its duties, or from reckless disregard by it of its obligations and duties under the Agreement. The Fund agrees to indemnify the Manager to the full extent permitted by the Declaration of Trust.


TO BE UPDATED


Additional Information About the Portfolio Manager

     Barbara Walchli CFA manages only the Fund. She spends 100% of her time working on research, trading or portfolio management for the Fund, so there are no conflicts of interest in investment strategy or in allocation of investment opportunities for the Fund.

     During 2008, the portfolio manager was compensated solely by the Manager, from whom she received a fixed salary and a partial match on her 401(k) contributions. Salary and any advancements are based on merit, including consideration of the Fund's five year returns (both pre- and after-tax) versus its benchmarks.

     At the end of the Fund's fiscal year, the portfolio manager beneficially owned Class A Shares in the Fund in the dollar range of $100,000 to $500,000. In addition, the portfolio manager had 100% of her 401(k) invested in the Fund.

Underwriting Commissions

     During the fiscal years listed, the aggregate dollar amount of sales charges on sales of Class A shares of the Fund and the amount retained by the Distributor, respectively, were as follows:

                    Sales Charges                       Retained by Distributor


2009                $  ______                           $ ______


2008                $   7,913                           $  1,299

2007                $  52,487                           $  5,265


     In connection with sales of Class A Shares, the Distributor pays a portion of the sales charge on such shares to dealers in the form of discounts and to brokers in the form of agency commissions (together, "Commissions"), in amounts that vary with the size of the sales charge as follows:


Amount of Purchase and Value      Sales Charge as             Commissions as
of All Class A Shares Held        Percentage of Public        Percentage of
by a Single Purchaser             Offering Price              Offering Price

Less than $10,000                 4.25%                       3.75%

$10,000 but less
than $25,000                      4.00%                       3.50%

$25,000 but less
than $50,000                      3.75%                       3.50%

$50,000 but less
than $100,000                     3.50%                       3.25%

$100,000 but less
than $250,000                     3.25%                       3.00%

$250,000 but less
than $500,000                     3.00%                       2.75%

$500,000 but less
than $1,000,000                   2.50%                       2.25%

Distribution Plan

     The Fund's Distribution Plan has four parts, relating respectively to distribution payments with respect to Class A Shares (Part I), to distribution payments relating to Class C Shares (Part II), to distribution payments relating to Class I Shares (Part III) and to certain defensive provisions (Part IV).

     For purposes of Parts I, II and III, the Distributor will consider shares which are not Qualified Holdings of broker/dealers unaffiliated with the Manager or Distributor to be Qualified Holdings of the Distributor and will authorize Permitted Payments to the Distributor with respect to such shares whenever Permitted Payments are being made under the Plan.

Provisions Relating to Class A Shares (Part I)

     Part I of the Plan applies only to the Front-Payment Class Shares ("Class A Shares") of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

     As used in Part I of the Plan, "Qualified Recipients" shall mean broker/dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements in connection with Part I ("Class A Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Front-Payment Class Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Front-Payment Class Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

     Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class A Permitted Payments") to Qualified Recipients, which Class A Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Front-Payment Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Front-Payment Class Shares.

     The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) as to the amount of Class A Permitted Payments, if any, to each Qualified Recipient provided that the total Class A Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Front-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

     While Part I is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Class A Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Manager or Distributor paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Fund, Manager or Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     Part I originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part I of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the dollar value of the outstanding voting securities of the Front-Payment Class Shares class (or of any predecessor class or category of shares, whether or not designated as a class) and a vote of holders of at least a "majority" (as so defined) of the dollar value of the outstanding voting securities of the Level-Payment Class Shares and/or of any other class whose shares are convertible into Front-Payment Class Shares. Part I has continued, and will, unless terminated as hereinafter provided, continue in effect from year to year so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part I may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the dollar value of the outstanding voting securities of the Fund to which Part I applies. Part I may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part I as set forth in (ii) above, and all amendments must be approved in the manner set forth in (i) above.

     In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class A Plan Agreement shall be the agreement contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class A Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Fund's Distribution Plan in effect prior to April 1, 1996 or (ii) Class A Plan Agreements entered into thereafter.

Provisions Relating to Class C Shares (Part II)

     Part II of the Plan applies only to the Level-Payment Shares Class ("Class C Shares") of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

     As used in Part II of the Plan, "Qualified Recipients" shall mean broker/dealers or others selected by the Distributor, including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements in connection with Part II ("Class C Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Level-Payment Class Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Level-Payment Class Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

     Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class C Permitted Payments") to Qualified Recipients, which Class C Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.75 of 1% of the average annual net assets of the Fund represented by the Level-Payment Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Level-Payment Class Shares. The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) as to the amount of Class C Permitted Payments, if any, to each Qualified Recipient provided that the total Class C Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Level-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

     While Part II is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Class C Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Manager or Distributor paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Fund, Manager or Distributor such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     Part II originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part II of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the dollar value of the outstanding voting securities of the Level-Payment Class Shares. Part II has continued, and will, unless terminated as therein provided, continue in effect from year to year so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part II may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940
Act) of the dollar value of the outstanding voting securities of the Fund to which Part II applies. Part II may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part II as set forth in (ii) above, and all amendments must be approved in the manner set forth in (i) above.

     In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class C Plan Agreement shall be the agreement contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class C Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Fund's Distribution Plan in effect prior to April 1, 1996 or (ii) Class C Plan Agreements entered into thereafter.

Provisions Relating to Class I Shares (Part III)

     Part III of the Plan applies only to the Financial Intermediary Class Shares ("Class I Shares") of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

     As used in Part III of the Plan, "Qualified Recipients" shall mean broker/dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements in connection with Part III ("Class I Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Class I Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Class I Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

     Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class I Permitted Payments") to Qualified Recipients, which Class I Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), a rate fixed from time to time by the Board of Trustees, initially up to 0.15 of 1% of the average annual net assets of the Fund represented by the Class I Shares, but not more than 0.25 of 1% of such assets. Such payments shall be made only out of the Fund's assets allocable to Class I Shares. The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) as to the amount of Class I Permitted Payments, if any, to each Qualified Recipient provided that the total Class I Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Class I Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

     While Part III is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Class I Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Manager or Distributor paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Fund, Manager or Distributor such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     Part III originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part III of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the dollar value of the outstanding voting securities of the Class I Shares Class. Part III has continued, and will, unless terminated as thereinafter provided, continue in effect from year to year so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part III may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the dollar value of the outstanding voting securities of the Fund to which Part III applies. Part III may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part III as set forth in
(ii) above, and all amendments must be approved in the manner set forth in (i) above.

     In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class I Plan Agreement shall be the agreement contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class I Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Fund's Distribution Plan in effect prior to April 1, 1996 or (ii) Class I Plan Agreements entered into thereafter.

Defensive Provisions (Part IV)

     Another part of the Plan (Part IV) states that if and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Fund within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments;
(ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders;
(iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Fund and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors.

     The Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

     The Plan defines as the Fund's Independent Trustees those Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The Plan, unless terminated as therein provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the dollar value of the outstanding voting securities of the Fund. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be approved in the manner set forth above as to continuance of the Plan.

     The Plan and each Part of it shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended. Specifically, but without limitation, the provisions of Part IV shall be deemed to be severable, within the meaning of and to the extent required by Rule 18f-3, with respect to each outstanding class of shares of the Fund.


TO BE UPDATED


Payments Under the Plan


     During the fiscal year ended December 31, 2009, payments were made only under Part I and Part II of the Plan. All payments were to Qualified Recipients, most of whom are broker-dealers, and were for compensation. Only de minimis payments were made under Part III of the Plan.


Payments to Qualified Recipients


     During the fiscal year ended December 31, 2009, payments to Qualified Recipients under each part of the Plan and the amounts of such payments to the Distributor and others were as follows:


                 To All Qualified Recipients          To Distributor          To Other Qualified Recipients


Part I           $_______                             $_______                $_______

Part II          $_______                             $_______                $_______

Part III         $_______                             $_______                $_______



     All payments to Other Qualified Recipients, most of whom are broker/dealers, and to the Distributor, were for compensation. Payments with respect to Class C Shares during the first year after purchase are paid to the Distributor and thereafter to Other Qualified Recipients.

     Amounts paid under the Plan as compensation to Qualified Recipients, including the Distributor, are not based on the recipient's expenses in providing distribution, retention and/or shareholder servicing assistance to the Fund and, accordingly, are not regarded as reimbursement of such expenses.

Shareholder Services Plan

     The Fund has adopted a Shareholder Services Plan (the "Services Plan") to provide for the payment with respect to Class C Shares and Class I Shares of the Fund of "Service Fees" within the meaning of the Conduct Rules of the National Association of Securities Dealers (as incorporated in the rules of the Financial Industry Regulatory Authority (FINRA)). The Services Plan applies only to the Class C Shares and Class I Shares of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

Provisions for Level-Payment Class Shares (Class C Shares) (Part I)


     As used in Part I of the Services Plan, "Qualified Recipients" shall mean broker/dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Fund, who have, pursuant to written agreements with the Fund or the Distributor, agreed to provide personal services to shareholders of Level-Payment Class Shares and/or maintenance of Level-Payment Class Shares shareholder accounts. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Level-Payment Class Shares beneficially owned by such Qualified Recipient's customers, clients or other contacts. "Manager" shall mean Aquila Investment Management LLC or any successor serving as manager or administrator of the Fund.

     Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Services Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Level-Payment Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Level-Payment Class Shares. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total Service Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of shares sold by such Recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Level-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years. Service Fees with respect to Class C Shares will be paid to the Distributor. During the fiscal year ended December 31, 2009, $______ was paid to the Distributor under Part I of the Plan.


Provisions for Financial Intermediary Class Shares (Class I Shares) (Part II)

     As used in Part II of the Services Plan, "Qualified Recipients" shall mean broker/dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Fund, who have, pursuant to written agreements with the Fund or the Distributor, agreed to provide personal services to shareholders of Financial Intermediary Class Shares, maintenance of Financial Intermediary Class Shares shareholder accounts and/or pursuant to specific agreements entering confirmed purchase orders on behalf of customers or clients. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Financial Intermediary Class Shares beneficially owned by such Qualified Recipient's customers, clients or other contacts. "Manager" shall mean Aquila Investment Management LLC or any successor serving as sub-adviser or administrator of the Fund.


     Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Services Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Financial Intermediary Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Financial Intermediary Class Shares. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total Service Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of shares sold by such Recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Financial Intermediary Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years. During the fiscal year ended December 31, 2009, payments made to Qualified Recipients under Part II of the Plan with respect to the Fund's Class I Shares amounted to $___.


General Provisions

     While the Services Plan is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Service Fees paid under the Services Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Distributor paid or accrued during such quarter. In addition, if any Qualified Recipient is an "affiliated person," as that term is defined in the 1940 Act, of the Fund, Manager or Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     The Services Plan has been approved by a vote of the Trustees, including those Trustees who, at the time of such vote, were not "interested persons" (as defined in the 1940 Act) of the Fund and had no direct or indirect financial interest in the operation of the Services Plan or in any agreements related to the Services Plan (the "Independent Trustees"), with votes cast in person at a meeting called for the purpose of voting on the Services Plan. It will continue in effect for a period of more than one year from its original effective date only so long as such continuance is specifically approved at least annually as set forth in the preceding sentence. It may be amended in like manner and may be terminated at any time by vote of the Independent Trustees.

     The Services Plan shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended.

     While the Services Plan is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund, as that term is defined in the 1940 Act, shall be committed to the discretion of such disinterested Trustees. Nothing therein shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Codes of Ethics

     The Fund, the Manager and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes permit personnel of these organizations who are subject to the codes to purchase securities, including the types of securities in which the Fund invests, but only in compliance with the provisions of the codes.

Transfer Agent, Custodian and Independent Registered Public Accounting Firm

     The Fund's Shareholder Servicing Agent (transfer agent) is PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, Rhode Island 02860-1427.

     The Fund's Custodian, JPMorgan Chase Bank, N.A., 1111 Polaris Parkway, Columbus, Ohio 43240, is responsible for holding the Fund's assets.


     The Fund's independent registered public accounting firm, Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, performs an annual audit of the Fund's financial statements.


                    Brokerage Allocation and Other Practices


     The amounts of brokerage commissions paid during each of the fiscal years ended December 31, 2009, 2008 and 2007 were approximately $_______, $11,000 and $20,000, respectively. The reasons for the differences are primarily due to variations in the Fund's assets over the three-year period. During the fiscal year ended December 31, 2009, $__________ in securities transactions, on which $_______ in commissions were paid, were directed to brokers because of research services they provided.


     The following provisions regarding brokerage allocation and other practices relating to purchases and sales of the Fund's securities are contained in the Sub-Advisory and Administration Agreement. In general, the primary consideration in effecting transactions for the Fund is obtaining the most favorable prices and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Manager has complete freedom as to the markets in which and the broker-dealers through whom (acting on an agency basis or as principal) it operates to seek this result. The Manager may consider a number of factors in determining which broker-dealers to use. These factors include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Manager is authorized, in making such allocation, to consider whether a dealer has provided research services, as further discussed below. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic, or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services and that such research services may or may not be useful to the Fund and may be used for the benefit of the Manager or its other clients.


                                  Capital Stock

     The Fund has four classes of shares.


     * Front-Payment Class Shares ("Class A Shares") are offered to investors at net asset value plus a sales charge, paid at the time of purchase, at the maximum rate of 4.25% of the public offering price, with lower rates for larger purchases including previous purchases of Class A Shares of the Fund or of Class A Shares of any of the other funds in the Aquila Group of Funds. There is no sales charge on purchases of $1 million or more, but redemptions of shares so purchased are generally subject to a contingent deferred sales charge ("CDSC"). Class A Shares are subject to a fee under the Fund's Distribution Plan at the rate of 0.25 of 1% of the average annual net assets represented by the Class A Shares.



     * Level-Payment Class Shares ("Class C Shares") are offered to investors at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Class C Shares. Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. If you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a CDSC; this charge is 1%, calculated on the net asset value of the Class C Shares at the time of purchase or at redemption, whichever is less. There is no CDSC after Class C Shares have been held beyond the applicable period. For purposes of applying the CDSC and determining the time of conversion, the 12-month and six-year holding periods are considered modified by up to one month depending upon when during a month your purchase of such shares is made. Class C Shares are subject to a fee under the Fund's Distribution Plan at the rate of 0.75 of 1% of the average annual net assets represented by the Class C Shares and a service fee of 0.25 of 1% of such assets.



     * Institutional Class Shares ("Class Y Shares") are offered and sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are offered at net asset value with no sales charge, no contingent deferred sales charge and no distribution fee. There is a 2% redemption fee on redemptions within 90 days of purchase.


     * Financial Intermediary Class Shares ("Class I Shares") are offered and sold only through financial intermediaries with which Aquila Distributors, Inc. has entered into sales agreements, and are not offered directly to retail customers. Class I Shares are offered at net asset value with no sales charge or contingent deferred sales charge, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution fee of up to 0.25 of 1% of average annual net assets allocable to Class I Shares, currently up to 0.15 of 1% of such net assets, and a service fee of up to 0.25 of 1% of such assets. There is a 2% redemption fee on redemptions within 90 days of purchase.

     The Fund's four classes of shares differ in their sales charge structures and ongoing expenses, which are likely to be reflected in differing yields and other measures of investment performance. All four classes represent interests in the same portfolio of securities and have the same rights, except that each class bears the separate expenses, if any, of its participation in the Distribution Plan and Shareholder Services Plan and has exclusive voting rights with respect to such participation.

     At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment, whether or not affecting the rights of the shareholders, may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the dollar value of the outstanding shares of the Fund, except that the Fund's Board of Trustees may change the name of the Fund.

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share of its class; shares of the respective classes represent proportionate interests in the Fund in accordance with their respective net asset values. Upon liquidation of the Fund, shareholders are entitled to share pro-rata in the net assets of the Fund available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Fund's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Fund may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). Shares are fully paid and non-assessable, except as set forth in the next paragraph; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

     The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust such as the Fund, may, under certain circumstances, be held personally liable as partners for the obligations of the trust. For shareholder protection, however, an express disclaimer of shareholder liability for acts or obligations of the Fund is contained in the Declaration of Trust, which requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Fund's property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund itself would be unable to meet its obligations. In the event the Fund had two or more Series, and if any such Series were to be unable to meet the obligations attributable to it (which, as with the Fund, is relatively remote), the other Series would be subject to such obligations, with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

                   Purchase, Redemption, and Pricing of Shares

     The following supplements the information about purchase, redemption and pricing of shares set forth in the Prospectus.

Sales Charges for Purchases of $1 Million or More of Class A Shares

     You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A Shares." CDSC Class A Shares include:

          (i) Class A Shares issued in a single purchase of $1 million or more by a single purchaser; and

          (ii) Class A Shares issued when the value of the purchase, together with the value (based on purchase cost or current net asset value, whichever is higher) of shares of the Fund or any other fund in the Aquila Group of Funds that are owned by the purchaser and are either CDSC Class A Shares or Class A Shares on which a sales charge was paid, is $1 million or more.

     CDSC Class A Shares do not include Class A Shares purchased without a sales charge as described under "General" below.

Short-Term Trading; Redemption Fee

     The Fund and the Distributor may reject any order for the purchase of shares. For example, because excessive movement of assets into and out of the Fund by market timers or other investors may disrupt the management of the Fund and increase its expenses, the Fund may reject purchase orders, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 2.00% of the shares' redemption value on any redemption (including redemption by exchange) of Class A Shares on which a sales charge is not imposed, of Class I Shares or of Class Y Shares, if the redemption occurs within 90 days of purchase. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The fee will not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder's death or disability.

Broker/Dealer Compensation - Class A Shares

     Upon notice to all selected dealers, the Distributor may distribute up to the full amount of the applicable sales charge to broker/dealers. Under the Securities Act of 1933, broker/dealers may be deemed to be underwriters during periods when they receive all, or substantially all, of the sales charge.

Redemption of CDSC Class A Shares

     If you redeem all or part of your CDSC Class A Shares during the four years after you purchase them, you must pay a special CDSC upon redemption.

     As stated in the Prospectus it is the Fund's intention not to charge you a CDSC that is greater than the amount of the commission that was paid to the broker/dealer in connection with your purchase transaction. If the broker/dealer was paid less than the maximum commission, your actual CDSC will be reduced as indicated on the following table:

        Value of Holdings At the           CDSC You will Pay on            Commission Paid to
            Time of Purchase                    Redemption                   Broker/Dealer

  $1 million and up to $2.5 million        1% in years 1 & 2               1%
                                           0.50 of 1% in years 3 &4
                                           None                            0.25% in 4 payments over 4 years

  Over $2.5 million and up to $5           0.50 of 1% in year 1            0.50%
  million                                  0.25 of 1% in year 2
                                           0.0 in years 3 & 4
                                           None                            0.25% in 2 payments over 2 years

  Over $5 million                          None                            0.25%

     This special charge also applies to CDSC Class A Shares purchased without a sales charge pursuant to a Letter of Intent (see "Reduced Sales Charges for Certain Purchases of Class A Shares" below). This special charge will not apply to shares acquired through the reinvestment of dividends or distributions on CDSC Class A Shares or to CDSC Class A Shares held for longer than four years. When redeeming shares, the Agent will redeem the CDSC Class A Shares held the longest, unless otherwise instructed. If you own both CDSC and non-CDSC Class A Shares, the latter will be redeemed first.

     The Fund will treat all CDSC Class A Share purchases made during a calendar month as if they were made on the first business day of that month at the average cost of all purchases made during that month. Therefore, the four-year holding period will end on the first business day of the 48th calendar month after the date of those purchases. Accordingly, the holding period may, in fact, be almost one month less than the full 48 depending on when your actual purchase was made. If you exchange your CDSC Class A Shares for shares of an Aquila money-market fund (see "Exchange Privilege" below), running of the 48-month holding period for those exchanged shares will be suspended for as long as you hold the money-market fund shares.

Broker/Dealer Compensation - CDSC Class A Shares

The Distributor currently intends to pay any dealer executing a purchase of CDSC Class A Shares as follows:

                                                   Amount Distributed to
                                                   Broker/Dealer as a Percentage
Amount of Purchase                                 of Purchase Price

$1 million but less than $2.5 million                      1%

$2.5 million but less than $5 million              0.50 of 1%

$5 million or more                                 0.25 of 1%


Reduced Sales Charges for Certain Purchases of Class A Shares

Right of Accumulation

     "Single purchasers" may qualify for a reduced sales charge in accordance with the schedule set forth in the Prospectus for Class A Shares and Class C Shares when making subsequent purchases of Class A Shares. A reduced sales charge applies if the cumulative value (based on purchase cost or current net asset value, whichever is higher) of Class A Shares previously purchased with a sales charge, together with Class A Shares of your subsequent purchase, also with a sales charge, amounts to $10,000 or more.

Letters of Intent

     "Single purchasers" may also qualify for reduced sales charges, in accordance with the same schedule, after a written Letter of Intent (included in the New Account Application) is received by the Distributor. The Letter of Intent confirms that you intend to purchase, with a sales charge, within a thirteen-month period, Class A Shares of the Fund through a single selected dealer or the Distributor. Class A Shares of the Fund which you previously purchased, also with a sales charge, within 90 days prior to the Distributor's receipt of your Letter of Intent and which you still own may also be included in determining the applicable reduction. For more information, including escrow provisions, see the Letter of Intent provisions of the New Account Application.

General

     Class A Shares may be purchased without a sales charge by:

     * current and former Trustees and officers of any funds in the Aquila Group of Funds,


     * the directors, managers, officers and certain employees, former employees and representatives of the Manager, the Distributor, and the sub-adviser of any fund in the Aquila Group of Funds and the parents and/or affiliates of such companies,


     * selected broker dealers, their officers and employees and other investment professionals,

     * certain persons connected with firms providing legal, advertising or public relations assistance,

     * certain family members of, and plans for the benefit of, the foregoing; and

     * plans for the benefit of trust or similar clients of banking institutions over which these institutions have full investment authority, if the Distributor has an agreement relating to such purchases.

     Except for the last category, purchasers must give written assurance that the purchase is for investment and that the Class A Shares will not be resold except through redemption. Since there may be tax consequences of these purchases, your tax advisor should be consulted.

     Class A Shares may also be issued without a sales charge in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

     The Fund permits the sale of its Class A Shares at prices that reflect the reduction or elimination of the sales charge to investors who are members of certain qualified groups.

     A qualified group is a group or association, or a category of purchasers who are represented by a fiduciary, professional or other representative, including a registered broker/dealer that is acting as a registered investment adviser or certified financial planner for investors participating in comprehensive fee programs (but not any other broker/dealer), which

     (i) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares;

     (ii) gives its endorsement or authorization (if it is a group or association) to an investment program to facilitate solicitation of its membership by a broker or dealer; and

     (iii) complies with the conditions of purchase that make up an agreement between the Fund and the group, representative or broker or dealer.

     At the time of purchase, the Distributor must receive information sufficient to permit verification that the purchase qualifies for a reduced sales charge, either directly or through a broker or dealer.


     Investors may exchange securities acceptable to the Manager for shares of the Fund. The Fund believes such exchange provides a means by which holders of certain securities may invest in the Fund without the expense of selling the securities in the open market. The investor should furnish, either in writing or by FAX or e-mail, to the Manager a list with a full and exact description (including CUSIP numbers) of all securities proposed for exchange. The Manager will then notify the investor as to whether the securities are acceptable and, if so, will send a letter of transmittal to be completed and signed by the investor. The Manager has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the letter of transmittal to the Custodian of the Fund's assets. The investor must certify that there are no legal or contractual restrictions on the free transfers and sale of the securities. Upon receipt by the Custodian of the securities and all required documents for transfer, the securities will be valued as of the close of business on that day in the same manner as the Fund's portfolio securities are valued each day. Shares of the Fund having an equal net asset as of the close of the same day will be registered in the investor's name. Applicable sales charges, if any, will apply, but there is no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for Federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine Federal, state and local tax consequences.


Additional Compensation for Financial Intermediaries

     The Distributor and/or its related companies may pay compensation out of their own assets to certain broker/dealers and other financial intermediaries ("financial advisors") above and beyond sales commissions, 12b-1 or certain service fees and certain recordkeeping/sub-transfer agency fees paid by the Fund, in connection with the sale, servicing or retention of Fund shares. This compensation, which may be significant in dollar amounts to the Distributor, could create an incentive for a financial advisor to sell Fund shares. You should ask your financial advisor to obtain more information on how this additional compensation may have influenced your advisor's recommendation of the Fund.

     Such additional compensation is paid out of the Distributor's (or related company's) own resources, without additional charge to the Fund or its shareholders. Additional cash payments may be based on a percentage of gross sales, a percentage of assets or number of accounts maintained or serviced by the financial advisor, and/or a fixed dollar amount, and is different for different financial advisors.

     At its discretion, the Distributor determines whether to pay additional compensation and the amount of any such payments based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial advisor's reputation, training of the financial advisor's sales force, quality of service, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, and/or access to target markets. The Distributor may pay additional compensation for services with respect to the Fund and other funds in the Aquila Group of Funds without allocation for services provided to particular funds.

     Typically, additional compensation in the form of education and/or marketing support payments is made towards one or more of the following:

     o assistance in training and educating the financial advisor's personnel;

     o    participation in the financial advisor's conferences and meetings;

     o    advertising of the Fund's shares;

     o payment of travel expenses, including lodging, for attendance at sales seminars by qualifying registered representatives;

     o other incentives or financial assistance to financial advisors in connection with promotional, training or educational seminars or conferences;

     o    shareholder appreciation events;

     o exhibit space or sponsorships at regional or national events of financial intermediaries;

     o    participation in special financial advisor programs;

     o continued availability of the Fund's shares through the financial advisor's automated trading platform;

     o access to the financial advisor's sales representatives and national sales management personnel by the Distributor or Fund representatives;

     o inclusion of the Fund and/or the Aquila Group of Funds on preferred or recommended sales lists; and

     o    other comparable expenses at the discretion of the Distributor.

     The financial advisors to whom the Distributor may pay, or has paid additional compensation in the form of education and/or marketing support payments since January 1, 2004, include A.G. Edwards & Sons Inc., Bank One Securities Corp., Charles Schwab & Co., Inc., DA Davidson & Co., Edward D. Jones & Co., Fidelity Brokerage Services LLC, First Federal Savings Bank, Invest Financial Corporation, J.J.B. Hilliard, W.L. Lyons Inc., Legg Mason Wood Walker, Incorporated, Merrill, Lynch, Pierce Fenner & Smith Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co. Incorporated (including anticipated fixed dollar payments ranging from $25,000 to $29,000 annually), National Financial Services LLC, Pershing LLC, Piper Jaffray Inc., RBC Dain Rauscher Inc., Raymond James Securities, Stifel, Nicolaus & Company, Inc., Stock Yards Bank & Trust Co., The Glenview Trust Co., The Investment Center Inc., UBS Financial Services, US Bancorp Investments, Inc., US Bank Securities, UVEST Investment Services, Inc., Wachovia Securities, Inc., and Zions Investment Securities Inc.

     The Distributor and/or related companies may compensate financial advisors not listed above. The Distributor and/or related companies may enter into additional compensation arrangements or change arrangements at any time without notice.

     The Distributor and/or its related companies currently compensate financial advisors on a case by case basis. Any of the foregoing payments to be made by the Distributor may be made instead by the Manager out of its own funds, directly or through the Distributor.

Automatic Withdrawal Plan

     You may establish an Automatic Withdrawal Plan if you own or purchase Class A Shares or Class Y Shares of the Fund having a net asset value of at least $5,000. The Automatic Withdrawal Plan is not available for Class C Shares or Class I Shares.

     Under an Automatic Withdrawal Plan you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder account. Redemption of shares to make payments under the Automatic Withdrawal Plan will give rise to a gain or loss for tax purposes. (See the Automatic Withdrawal Plan provisions of the New Account Application.)

     Purchases of additional Class A Shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, you may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount at least equal to three times the annual withdrawal or $5,000, whichever is less.

Share Certificates

     You may obtain Share certificates for full Class A Shares only if you make a written request to the Agent. All share certificates previously issued by the Fund represent Class A Shares. If you lose the certificates, you may incur delay and expense when redeeming shares or having the certificates reissued.

     Share certificates will not be issued:

     *    for fractional Class A Shares;

     * if you have selected Automatic Investment or Telephone Investment for Class A Shares;

     * if you have selected Expedited Redemption. However, if you specifically request, Class A Share certificates will be issued with a concurrent automatic suspension of Expedited Redemption on your account; or

     *    for Class C Shares, Class Y Shares or Class I Shares.

Reinvestment Privilege


     If you reinvest proceeds of a redemption of Class A or Class C Shares within 120 days of the redemption you will not have to pay any additional sales charge on the reinvestment, and any CDSC deducted upon the redemption will be refunded. You must reinvest in the same class as the shares redeemed. You may exercise this privilege only once a year, unless otherwise approved by the Distributor.


     The Distributor will refund to you any CDSC deducted at the time of redemption by adding it to the amount of your reinvestment. The Class C or CDSC Class A Shares purchased upon reinvestment will be deemed to have been outstanding from the date of your original purchase of the redeemed shares, less the period from redemption to reinvestment.

     Reinvestment will not alter the tax consequences of your original redemption.


Exchange Privilege

     Shareholders of the Fund have an exchange privilege as set forth below. Exchanges can be made among this Fund, the tax-free municipal bond funds, the high-income corporate bond fund (together with this Fund, the "the Bond or Equity Funds") and certain money-market funds (the "Money-Market Funds") in the Aquila Group of Funds. All of the funds have the same Manager or Administrator and Distributor as the Fund. All exchanges are subject to certain conditions described below. As of the date of this SAI, the Bond or Equity Funds are Aquila Rocky Mountain Equity Fund, Aquila Three Peaks High Income Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Money-Market Funds are Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares) and Pacific Capital U.S. Government Securities Cash Assets Trust (Original Shares).

     Generally, you can exchange shares of a given class of a Bond or Equity Fund including the Fund for shares of the same class of any other Bond or Equity Fund, or for Original Shares of any Money-Market Fund, without the payment of a sales charge or any other fee. The exchange privilege is available to Class I Shares to the extent that other Aquila-sponsored funds are made available to its customers by your financial intermediary. All exchanges of Class I Shares must be made through your financial intermediary.

     Because excessive trading in Fund shares can be harmful to the Fund and its other shareholders, the right is reserved to revise or terminate the exchange privilege, to limit the number of exchanges or to reject any exchange if (i) the Fund or any of the other Aquila Funds believe that it or they would be harmed or be unable to invest effectively or (ii) it or they receive or anticipate receiving simultaneous orders that may significantly affect the Fund or any other Aquila Fund.

     The following important information should be noted:

     (1) CDSCs Upon Redemptions of Shares Acquired Through Exchanges. If you exchange shares subject to a CDSC, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired.

     If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless of the exchanges that have taken place since the original purchase.

     (2) Extension of Holding Periods by Owning Money-Market Funds. Any period of 30 days or more during which Money-Market Fund shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

     (3) Originally Purchased Money-Market Fund Shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market Fund shares. If the shares received in exchange are shares that would be subject to a CDSC if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Fund shares.

     (4) Redemption Fee Applicable to Certain Exchanges. The Fund currently imposes a redemption fee on any redemption of Class A Shares on which a sales charge is not imposed, or of Class I Shares and Class Y Shares, if the redemption occurs within 90 days of purchase.

     This Fund, as well as the Money-Market Funds and other Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Fund may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that
(i) the shares being acquired are available for sale in your state of residence;
(ii) the aggregate net asset value of the shares surrendered for exchange is at least equal to the minimum investment requirements of the investment company whose shares are being acquired and (iii) the ownership of the accounts from which and to which the exchange is made are identical.

     The Agent will accept telephone exchange instructions from anyone. To make a telephone exchange, telephone:

                             800-437-1000 toll-free

     Note: The Fund, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     Exchanges will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Agent of your exchange request. The exchange prices will be the respective net asset values of the shares, unless a sales charge is to be deducted in connection with an exchange of shares, in which case the exchange price of shares of a Bond or Equity Fund will be their public offering price. Prices for exchanges are determined in the same manner as for purchases of the Fund's shares.

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and would result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period; should any such loss occur, no representation is made as to its deductibility.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that a portion or all of the dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money-market fund) are exempt from regular Federal income tax, and to the extent that a portion or all of the dividends paid by Pacific Capital U.S. Government Securities Cash Assets Trust (which invests in U.S. Government obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Three Peaks High Income Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond fund or a tax-free money-market fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

Conversion of Class C Shares

     Conversion of Class C Shares into Class A Shares will be effected at relative net asset values on the 15th day (or the next business day thereafter) of the month preceding that in which the sixth anniversary of your purchase of the Class C Shares occurred, except as noted below. Accordingly, the holding period applicable to your Class C Shares may be up to seven weeks less than the six years depending upon when your actual purchase was made during a month. Because the per share value of Class A Shares may be higher than that of Class C Shares at the time of conversion, you may receive fewer Class A Shares than the number of Class C Shares converted. If you have made one or more exchanges of Class C Shares among the Aquila-sponsored Bond or Equity Funds under the Exchange Privilege, the six-year holding period is deemed to have begun on the date you purchased your original Class C Shares of the Fund or of another of the Aquila Bond or Equity Funds. The six-year holding period will be suspended by one month for each period of thirty days during which you hold shares of a Money-Market Fund you have received in exchange for Class C Shares under the Exchange Privilege.

"Transfer on Death" Registration (Not Available for Class I Shares)

         Each of the funds in the Aquila Group of Funds now permits registration of its shares in beneficiary form, subject to the funds' rules governing Transfer on Death ("TOD") registration, if the investor resides in a state that has adopted the Uniform Transfer on Death Security Registration Act (a "TOD State"; for these purposes, Missouri is deemed to be a TOD State). This form of registration allows you to provide that, on your death, your shares are to be transferred to the one or more persons that you specify as beneficiaries. To register shares of the Fund in TOD form, complete the special TOD Registration Request Form and review the Rules Governing TOD Registration; both are available from the Agent. The Rules, which are subject to amendment upon 60 days' notice to TOD account owners, contain important information regarding TOD accounts with the Fund; by opening such an account you agree to be bound by them, and failure to comply with them may result in your shares' not being transferred to your designated beneficiaries. If you open a TOD account with the Fund that is otherwise acceptable but, for whatever reason, neither the Fund nor the Agent receives a properly completed TOD Registration Request Form from you prior to your death, the Fund reserves the right not to honor your TOD designation, in which case your account will become part of your estate.


     You are eligible for TOD registration only if, and as long as, you reside in a TOD State. If you open a TOD account and your account address indicates that you do not reside in a TOD State, your TOD registration will be ineffective and the Fund may, in its discretion, either open the account as a regular (non-TOD) account or redeem your shares. Such a redemption may result in a gain or loss to you and may have tax consequences. Similarly, if you open a TOD account while residing in a TOD State and later move to a non-TOD State, your TOD registration will no longer be effective. In both cases, should you die while residing in a non-TOD State the Fund reserves the right not to honor your TOD designation. At the date of this SAI, almost all states are TOD States, but you should consult your tax advisor regarding the circumstances in your state of residence.


Computation of Net Asset Value

     The net asset value of the shares of each of the Fund's classes is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open, using the last sale price on any particular exchange, by dividing the value of the Fund's net assets allocable to each class by the total number of its shares of such class then outstanding. The close of the principal exchanges or other markets on which some of the Fund's portfolio securities are traded may be later than 4:00 p.m. New York time. Debt securities having a remaining maturity of less than sixty days when purchased and securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

     Each portfolio security is priced daily by a nationally recognized securities pricing service (Reuters currently serves as the primary service provider) using the last sale price on any particular exchange at the market close, or if the relevant market does not close, then as of 4:00 p.m. New York time. In the event the primary pricing service is unable to perform its daily pricing responsibilities, the secondary pricing service (currently FT Interactive Data) is used.

     Circumstances such as a significant market event, low trading volume, illiquidity, or high volatility with respect to a particular security may prompt the Fund's Valuation Committee to meet in order to determine appropriate action, if any, which could possibly include determining the fair value of the security. In the event that a security must be fair valued, the Valuation Committee may request such information as it considers appropriate, including past price changes of the security involved.

     The Valuation Committee shall be comprised of the Manager's Chairman, President & CEO, Executive Vice President and any employee of the Manager who formerly served as Treasurer of the Fund, as well the Fund's Chief Financial Officer, Assistant Treasurer and Chief Compliance Officer. One member of the Valuation Committee shall constitute a quorum.

     The Fund's Portfolio Manager may be consulted by the Valuation Committee as appropriate but shall not be a member of the Valuation Committee and shall not make determinations as to the fair value of a security held by the Fund.

     As indicated above, the net asset value per share of the Fund's shares will be determined on each day that the New York Stock Exchange is open. That Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

Reasons for Differences in Public Offering Price

     As described herein and in the Prospectus, there are a number of instances in which the Fund's Class A Shares are sold or issued on a basis other than the maximum public offering price, that is, the net asset value plus the highest sales charge. Some of these relate to lower or eliminated sales charges for larger purchases, whether made at one time or over a period of time as under a Letter of Intent or right of accumulation. (See the table of sales charges in the Prospectus.) The reasons for these quantity discounts are, in general, that
(i) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts; and (ii) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons ("single purchasers") for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

     The reasons for the other instances in which there are reduced or eliminated sales charges for Class A Shares are as follows. Exchanges at net asset value are permitted because a sales charge has already been paid on the shares exchanged. Sales without sales charge are permitted to Trustees, officers and certain others due to reduced or eliminated selling expenses and/or since such sales may encourage incentive, responsibility and interest and an identification with the aims and policies of the Fund. Limited reinvestments of redemptions of Class A Shares and Class C Shares at no sales charge are permitted to attempt to protect against mistaken or incompletely informed redemption decisions. Shares may be issued at no sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such issuance is exempted in the 1940 Act from the otherwise applicable restrictions as to what sales charge must be imposed. In no case in which there is a reduced or eliminated sales charge are the interests of existing shareholders adversely affected since, in each case, the Fund receives the net asset value per share of all shares sold or issued.

Purchases and Redemptions Through Broker/Dealers

     A broker/dealer may charge its customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and should be disclosed to its customers by each individual broker/dealer. These processing or service fees are typically fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Your broker/dealer should provide you with specific information about any processing or service fees you will be charged.

Purchases and Redemptions of Class I Shares

     The Fund has authorized one or more financial intermediaries to receive on its behalf purchase and redemption orders for Class I Shares; one or more of those financial intermediaries are also authorized to designate other intermediaries to receive purchase and redemption orders for Class I Shares on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order for Class I Shares when an authorized financial intermediary or, if applicable, the financial intermediary's authorized designee receives the order. Such orders will be priced at the Fund's net asset value for Class I Shares next determined after they are received by the authorized financial intermediary or, if applicable, its authorized designee and accepted by the Fund.

Limitation of Redemptions in Kind

     The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Disclosure of Portfolio Holdings


     Under Fund policies, the Manager publicly discloses the complete schedule of the Fund's portfolio holdings, as reported at the end of each calendar quarter, no earlier than the first business day falling 30 days after the quarter's end. Such information will remain accessible until the next schedule is made publicly available. You may obtain a copy of the Fund's schedule of portfolio holdings for the most recently completed period by accessing the information on the Fund's website at www.aquilafunds.com. The Fund also discloses the five largest holdings by market value as of the close of the last business day each calendar quarter-end by posting the same to its web site on the 5th business day of the following calendar month. Such information remains on the web site until the earlier of the next such posting or the 5th business day of the month following a calendar quarter-end.


     In addition, the Manager may share the Fund's non-public portfolio holdings information with pricing services and other service providers to the Fund who require access to such information in order to fulfill their contractual duties to the Fund. The Manager may also disclose non-public information regarding the Fund's portfolio holdings to certain mutual fund analysts and rating and tracking entities, such as Morningstar and Lipper Analytical Services, or to other entities that have a legitimate business purpose in receiving such information on a more frequent basis. Exceptions to the frequency and recipients of the disclosure may be made only with the advance authorization of the Fund's Chief Compliance Officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Fund and will be reported to the Board of Trustees at the next regularly scheduled board meeting. All non-public portfolio holdings information is provided pursuant to arrangements as to confidentiality.

     Whenever portfolio holdings disclosure made pursuant to these procedures involves a possible conflict of interest between the Fund's shareholders and the Fund's Manager, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the independent Trustees or a majority of a board committee consisting solely of independent Trustees approves such disclosure. The Fund and the Manager shall not enter into any arrangement providing for the disclosure of non-public portfolio holdings information for the receipt of compensation or benefit of any kind. Any material changes to the policies and procedures for the disclosure of portfolio holdings will be reported to the Board on at least an annual basis.


     The Fund currently provides holdings information to

     1. Interactive Data Pricing and Reference Data, Inc. (pricing services) on a daily basis with no lag;

     2. Bloomberg, Morningstar and Lipper Analytical Services (analysts, rating and tracking entities) on a quarterly basis with a 10 -day lag;

     3. Tait, Weller & Baker LLP, its independent registered public accounting firm, as soon as practicable following the Fund's fiscal year-end and on an as-needed basis;

     4. Fitch, its financial printer, as soon as practicable following each fiscal quarter-end; and

     5. Institutional Shareholder Services (proxy voting agents) on a daily basis with no lag.


                           Additional Tax Information

Certain Redemptions or Exchanges

     If you incur a sales commission on a purchase of shares of one mutual fund (the original fund) and then either exchange them for shares of a different mutual fund, or redeem them and subsequently acquire shares in a different mutual fund, in either case without having held the original fund shares at least 91 days, you must reduce the tax basis for the shares redeemed or exchanged to the extent that the standard sales commission charged for acquiring shares in the exchange or later acquiring shares of the original fund or another fund is reduced because of the shareholder's having owned the original fund shares. The effect of the rule is to increase your gain or reduce your loss on the original fund shares. The amount of the basis reduction on the original fund shares, however, is added on the investor's basis for the fund shares acquired in the exchange or later acquired.

Tax Status of the Fund

     During its last fiscal year, the Fund qualified as a "regulated investment company" under the Internal Revenue Code and intends to continue such qualification. A regulated investment company is not liable for Federal income taxes on amounts paid by it as dividends and distributions.

     The Internal Revenue Code, however, contains a number of complex qualifying tests. Therefore, it is possible, although not likely, that the Fund might not meet one or more of these tests in any particular year. If the Fund fails to qualify, it would be treated for tax purposes as an ordinary corporation. As a consequence, it would receive no tax deduction for payments made to shareholders and would be unable to pay dividends and distributions which would qualify as "capital gains dividends." Additionally, the Fund must meet certain distribution requirements or it will be subject to an excise tax on amounts not properly distributed. The Fund intends to meet such requirements.

Tax Effects of Redemptions and Exchanges

         Normally, when you redeem shares of the Fund, or exchange shares of the Fund for shares issued by other funds sponsored by the Manager/Administrator, you will recognize capital gain or loss measured by the difference between the proceeds received in the redemption or the net asset value of the shares received in the exchange and the amount you paid for the shares. If you are required to pay a contingent deferred sales charge at the time of redemption or exchange, the amount of that charge will reduce the amount of your gain or increase the amount of your loss as the case may be. Your gain or loss will generally be long-term if you held the redeemed/exchanged shares for over one year and short-term if for a year or less. Long-term capital gains are currently taxed at a maximum rate of 15% and short-term gains are currently taxed at ordinary income tax rates.

Tax Effect of Conversion

     When Class C Shares automatically convert to Class A Shares, approximately six years after purchase, gain or loss may not be recognized in whole or in part. In such case, your adjusted tax basis in the Class A Shares you receive upon conversion would then equal your adjusted tax basis in the Class C Shares you held immediately before conversion and your holding period for the Class A Shares you receive would then include the period you held the converted Class C Shares.


                                  Underwriters


         Aquila Distributors, Inc. acts as the Fund's principal underwriter in the continuous public offering of all of the Fund's classes of shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities. Payments of the amounts listed below for the fiscal year ended December 31, 2009 were as follows:



Name of                    Net Under-                Compensation               Brokerage        Other
Principal                  writing                   on Redemptions             Commissions      Compen-
Underwriter                Discounts and             and                                         sation
                           Commissions               Repurchases


Aquila Distributors, Inc.  $______                   None                       None             None(1)



(1) Amounts paid to the Distributor under the Fund's Distribution Plan are for compensation.


                              Proxy Voting Policies


     The Board of Trustees of the Fund has delegated authority to vote all proxies related to the Fund's portfolio securities to the Manager, Aquila Investment Management LLC, and has approved the following Proxy Voting Guidelines and Procedures for use by the Manager in voting proxies on behalf of the Fund:

                     PROXY VOTING GUIDELINES AND PROCEDURES
                        AQUILA INVESTMENT MANAGEMENT LLC

Philosophy Governing Guidelines: Aquila Investment Management LLC (Aquila) believes that shareholders will do best investing in companies in which the interests of corporate management are properly aligned with the long term interests of shareholders. In addition, we believe that investors are best served by managements and boards of directors that exhibit sound corporate governance. We do not support company managements and boards of directors that attempt to enrich themselves disproportionately at the expense of shareholders or that do not exhibit sound corporate governance. We have established proxy voting guidelines, but believe they cannot anticipate all situations that may arise. We would emphasize that they are guidelines, but not rigid rules. There may be a number of instances in which the specific situation requires a vote that does not follow the guidelines.

Objectives of Aquila Rocky Mountain Equity Fund: Unfortunately, with proxy voting guidelines, one size does not fit all. In the Rocky Mountain Region we have many young, entrepreneurial companies that are not yet recognized by Wall Street and, therefore, are not fairly valued. In the long run for our shareholders, it may make more sense to have a vibrant growth company headquartered in the region with some permitted takeover defenses, than for the company to have been taken over at an early stage at a sub-standard valuation. Often with a takeover, important functions, jobs, science and technology are moved out of the region. Even with bigger companies, the number of failed mergers and takeovers is staggering. If a management team is doing a great job in other respects and is headquartered in our region, we may, therefore, be inclined to permit mild takeover defenses. Taking a quick 10% takeover premium is not always the optimum long-term outcome for shareholders. In the end we must ask ourselves: What action optimizes Aquila Rocky Mountain Equity Fund shareholder return in the long run? This may be a complex question.

Proxy Voting vs. Discussions with Management: We believe that proxy voting is not the only way to give the company management feedback regarding corporate governance issues. In the past we have spoken directly with management when we have seen actions that we have deemed potentially abusive to shareholders. We believe that this is a process that can be more effective than proxy voting since it provides us with an opportunity to explain our reasoning to management. Occasionally management will provide us with some of their rationale that we had not previously understood.

Situations in which Aquila may vote against a board of directors, management or a provision include:

1) Golden parachutes greater than three times annual salary and bonus.

2) Re-pricing of options, particularly if options outstanding represent more than 10-15% of the stock outstanding.

3) Dual classes of common stock with unequal voting rights.

4) Supermajority voting requirements.

5) Classified boards of directors.

6) Stock related compensation plans that create stock options which when added to current options outstanding total more than 10% of all stock outstanding for a large capitalization company and more than 15% for a small capitalization company.

7) Exercise prices of stock options below the market price on the date of issue.

8) Poison pill plans that are intended to protect weak managements and prevent a takeover that would recognize the fair market value of a company.

9) Increases in authorized common stock, greater than two to three times the number of shares currently outstanding. (The amount of shares that might normally be required for stock splits, stock-related incentive plans and securities convertible into common stock over a two- to five-year period.)

10) The granting of stock awards to non-employee directors at the discretion of management. (This should occur as a part of non-discretionary provisions of a plan.)

11) Evidence of self-dealing, such as transactions between the company and a director or officer or loans between the company and an officer or director.

12) Excessive restricted stock awards and stock awards other than options for directors and officers.

The first time we see a proposal with which we disagree, we tend to vote against the proposal. If we see a pattern of a number of inappropriate proposals in the same year or over several years, then we would tend to vote against the board of directors as well.

Proxy Voting Procedures: The portfolio manager of Aquila Rocky Mountain Equity Fund will read and vote proxies using the philosophies and guidelines as described above. The final determining test will be: Does this action help or hurt long-term shareholder return? When the portfolio manager needs further input on an issue, they may consult with the Compliance Officer, Aquila Investment Management LLC or legal counsel. Voting records will be maintained in a dedicated file for proxy votes. In cases where votes may be considered controversial, the portfolio manager may document the reasoning for the vote and add that to the file. Aquila will rely on the Securities and Exchange Commission's EDGAR (Electronic Data Gathering and Retrieval) system to provide proxy statement documentation.

The proxy-voting record of the Fund is available upon request by calling (800) 437-1020 and on the SEC's website at http://www.sec.gov.

                                   APPENDIX A

             NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

Nationally Recognized Statistical Rating Organizations

         At the date of this Statement of Additional Information there are ten organizations registered with the Securities and Exchange Commission (SEC) as Nationally Recognized Statistical Rating Organizations ("NRSROs") under Section 15E of the Securities Exchange Act of 1934. Not all NRSROs rate securities in which the Fund invests. The names of some important and widely-known NRSROs, brief summaries of their respective rating systems, some of the factors considered by each of them in issuing ratings, and their individual procedures are described below.

STANDARD & POOR'S

         Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

         A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

         An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

         1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

         2) Nature of and provisions of the obligation; and

         3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The two highest categories are:

         AAA: Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.


MOODY'S INVESTORS SERVICE

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

         Prime-1: Issuers rated P-1 have a superior ability for repayment of senior short-term debt obligations, evidenced by the following characteristics:

    o    Leading market positions in well-established industries.

    o    High rates of return on funds employed.

    o Conservative capital structure with moderate reliance on debt and ample asset protection.

    o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    o Well-established access to a range of markets and assured sources of alternative liquidity.

         Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.


DOMINION BOND RATING SERVICE LIMITED ("DBRS") BOND AND LONG TERM DEBT RATING SCALE.

         Long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

AAA Bonds rated AAA are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

AA Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high.

A Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities.

BBB      Bonds rated BBB are of adequate credit quality.

BB Bonds rated BB are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession.

B Bonds rated B are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

DBRS COMMERCIAL PAPER AND SHORT TERM DEBT RATING SCALE.

Commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner. All three DBRS rating categories for short term debt use "high," "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category.

R-1 (high) Short term debt rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

R-1 (middle) Short term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits to only a small degree.

R-1 (low) Short term debt rated R-1 (low) is of satisfactory credit quality. the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable.

R-2 (high), Short term debt rated R-2 is of adequate credit quality and within the three subset grades, R-2 (middle), debt protection ranges from having reasonable ability for timely repayment to a level R-2 (low) which is considered only just adequate.

R-3 (high), Short term debt rated R-3 is speculative, and within the three subset grades, the capacity R-3 (middle), for timely payment ranges from mildly speculative to doubtful.
R-3 (low)


FITCH RATINGS

         The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

          F-1+: Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

         The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

          AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

                AQUILA ROCKY MOUNTAIN EQUITY FUND

                            PART C: OTHER INFORMATION

Financial Statements:

        Included in Part A:
        Financial Highlights

      Incorporated by reference into Part B:
        Report of Independent Registered Public
          Accounting Firm
        Statement of Investments as of
          December 31, 2009
        Statement of Assets and Liabilities
          as of December 31, 2009

        Statement of Operations for the year
          ended December 31, 2009

        Statement of Changes in Net Assets for the
          years ended December 31, 2009 and 2008
        Notes to Financial Statements

ITEM 23 Exhibits:

         (a) Supplemental Declaration of Trust Amending and
             Restating the Declaration of Trust (i)

         (b) By-laws (xii)

         (c) Instruments defining rights of shareholders

                  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share of its class; shares of the respective classes represent proportionate interests in the Fund in accordance with their respective net asset values. Upon liquidation of the Fund, shareholders are entitled to share pro-rata in the net assets of the Fund available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Fund's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Fund may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

                  At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Fund except that the Fund's Board of Trustees may change the name of the Fund. The Fund may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Fund, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Fund.

         (d) (i) Advisory & Administration Agreement (xv)

         (e) (i) Distribution Agreement (ii)

             (ii) Anti-Money Laundering Amendment to Distribution
                    Agreement (viii)

             (iii) Sales Agreement for Brokerage Firms (ii)

             (iv) Sales Agreement for Financial
                    Institutions (ii)

             (v) Shareholder Services Agreement (vii)

         (f) Not applicable

         (g) Custody Agreement (i)

         (h) (i) Transfer Agency Agreement (iii)

             (ii) Anti-Money Laundering Amendment to Transfer
                    Agency Agreement (viii)

             (iii) Customer Identification Services
                     Amendment to Transfer Agency Agreement (ix)

         (i) (i)  Opinion of Fund Counsel (xiii)
         (i) (ii) Consent of Fund Counsel (to be filed by amendment)

         (j) Consent of Independent Registered Public Accounting Firm (to be
                     filed by amendment)

         (k) Not applicable

         (l) Not Applicable

         (m) (i) Distribution Plan (iii)

            (ii) Shareholder Services Plan (iii)

         (n) Plan pursuant to Rule 18f-3
             under the 1940 Act (xii)

         (p) (i)Code of Ethics of the Fund (xii)
            (ii) Code of Ethics of the Manager (xii)

   (i)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 2 dated April 24, 1996 and incorporated herein by reference.

  (ii)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 3 dated April 25, 1997 and incorporated herein by reference.

 (iii)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 4 dated April 28, 1998 and incorporated herein by reference.

  (iv)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 6 dated April 30, 1999 and incorporated herein by reference.

   (v)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 7 dated May 1, 2000 and
        incorporated herein by reference.

  (vi)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 8 dated April 30, 2001 and incorporated herein by reference.

 (vii)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 9 dated April 24, 2002 and incorporated herein by reference.

(viii)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 10 dated April 24, 2003 and incorporated herein by reference.

  (ix)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 11 dated April 29, 2004 and incorporated herein by reference.

   (x)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 12 dated April 29, 2005 and incorporated herein by reference.

   (xi) Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 13 dated April 27, 2006 and incorporated herein by reference.

  (xii) Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 14 dated April 27, 2007 and incorporated herein by reference.

 (xiii) Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 15 dated April 29, 2008 and incorporated herein by reference.

 (xiv)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 16 dated April 29, 2009 and incorporated herein by reference.

  (xv)  Filed herewith.

ITEM 24. Persons Controlled By Or Under Common Control With
         Registrant

         None.

ITEM 25. Indemnification

     Subdivision (c) of Section 12 of Article SEVENTH of Registrant's Supplemental Declaration of Trust Amending and Restating the Declaration of Trust, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 15 dated March 28, 1996, is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business & Other Connections of Investment Adviser

         The business and other connections of Aquila Investment Management LLC, the Fund's Investment Adviser and Administrator is set forth in the prospectus (Part A). As a result of transactions completed in 2009 no individual holds with the power to vote, directly or indirectly, more than 24.9% of the voting shares of the Manager's corporate parent, Aquila Management Corporation. For information as to the business, profession, vocation, or employment of a substantial nature of its directors and officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

ITEM 27. Principal Underwriters

(a)  Aquila Distributors, Inc. serves as principal underwriter to the following
     Funds: Aquila Rocky Mountain Equity Fund, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Narragansett Insured Tax- Free Income Fund, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund For Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Aquila Three Peaks High Income Fund.

(b) For information about the directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities Exchange Act of 1934.

(c)  Not applicable.

ITEM 28. Location of Accounts and Records

         All such accounts, books, and other documents are maintained by the adviser, the administrator, the custodian, and the transfer agent, whose addresses appear on the back cover pages of the Prospectus and Statement of Additional Information.

ITEM 29. Management Services

         Not applicable.

ITEM 30. Undertakings

         If requested to do so by the holders of 10% of the Fund's outstanding shares, the Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         The Registrant undertakes to provide to any person to whom the Prospectus is delivered a copy of its most recent annual report upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement or Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of February, 2010.


                              AQUILA ROCKY MOUNTAIN EQUITY FUND
                                        (Registrant)

                                        /s/Diana P. Herrmann
                                   By___________________________
                                      Diana P. Herrmann
                                      President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.


     SIGNATURE                     TITLE                   DATE


/s/Diana P. Herrmann                                   2/26/10
----------------------     President and Trustee      -----------
   Diana P. Herrmann


/s/Tucker Hart Adams                                   2/26/10
---------------------      Trustee                    -----------
   Tucker Hart Adams


/s/Gary C. Cornia                                      2/26/10
----------------------     Trustee                    -----------
   Gary C. Cornia


/s/Grady Gammage, Jr.                                  2/26/10
----------------------     Trustee                    -----------
   Grady Gammage, Jr.


/s/Glenn P. O'Flaherty                                 2/26/10
----------------------     Trustee                    -----------
   Glenn P. O'Flaherty


/s/Joseph P. DiMaggio                                  2/26/10
----------------------    Chief Financial Officer     -----------
   Joseph P. DiMaggio       and Treasurer

                AQUILA ROCKY MOUNTAIN EQUITY FUND
                      EXHIBIT INDEX


Number            Description

(d) (i)           Advisory and Administration Agreement

(i)  (ii)         Consent of Fund Counsel (to be filed by amendment)

(j)               Consent of Independent Registered Public Accounting Firm
                     (to be filed by amendment)

                   Correspondence